UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2011, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended January 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.05%

U.S. Common Stocks — 30.75%

Consumer Discretionary 5.30%
13,051,511	Cintas Corporation (a)	$438,387,413	$366,225,399
16,016,312	Comcast Corporation, Class ‘A’	266,139,825	343,389,729
5,571,290	Omnicom Group, Inc.	162,938,225	250,039,495
5,300,650	Home Depot, Inc.	131,119,191	194,904,901
2,051,045	Wal-Mart Stores, Inc.	101,774,692	115,002,093
1,136,380	Costco Wholesale Corporation	35,670,294	81,637,539
1,381,358	Unifirst Corporation	30,865,195	77,024,522
2,485	JG Boswell Company (b)	573,840	1,891,085
184,753	St. John Knits International, Inc. (b)(c)	3,174,837	955,173
		1,170,643,512	1,431,069,936
Consumer Staples 1.47%
9,113,959	Sysco Corporation	260,290,814	265,580,765
1,727,520	Lorillard, Inc.	127,432,066	129,978,605
		387,722,880	395,559,370
Energy 3.01%
5,133,863	ConocoPhillips	250,527,413	366,865,850
1,781,731	Apache Corporation	115,664,269	212,667,412
2,327,880	Helmerich & Payne, Inc.	57,215,205	136,716,392
3,975,644	San Juan Basin Royalty Trust (a)	141,567,358	96,449,124
		564,974,245	812,698,778
Financials 5.36%
7,551,993	American Express Company	318,860,508	327,605,456
2,624	Berkshire Hathaway, Inc., Class ‘A’ (c)	209,446,031	321,243,200
8,975,246	Cincinnati Financial Corporation (a)	229,993,905	287,566,882
6,957,385	Bank of New York Mellon Corporation	176,154,383	217,279,134
567,206	Mastercard, Inc., Class ‘A’	115,777,628	134,149,891
4,386,051	WR Berkley Corporation	117,583,057	123,905,941
1,244,610	BB&T Corporation	33,985,993	34,401,020
34,924	Mills Music Trust (a)(b)	1,055,337	1,370,767
		1,202,856,842	1,447,522,291
Health Care 0.83%
2,594,970	WellPoint, Inc. (c)	122,915,513	161,199,536
1,059,980	Johnson & Johnson	59,610,843	63,355,005
		182,526,356	224,554,541

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 30.75% — (continued)

Industrials 3.68%
3,375,980	3M Company	$263,499,538	$296,816,162
2,860,552	Lockheed Martin Corporation	202,039,274	227,699,939
2,864,349	Alliant Techsystems, Inc. (a)(c)	267,178,315	217,003,080
9,186,887	Blount International, Inc. (a)(c)	117,997,736	137,895,174
2,365,411	Automatic Data Processing, Inc.	85,148,200	113,303,187
		935,863,063	992,717,542
Information Technology 4.28%
13,162,817	Microsoft Corporation	319,748,276	364,939,101
10,697,110	Intel Corporation	174,210,286	229,559,981
5,703,320	Linear Technology Corporation	160,046,637	198,418,503
5,838,310	Texas Instruments, Inc.	142,792,013	197,977,092
3,709,652	KLA-Tencor Corporation	107,308,501	163,521,460
		904,105,713	1,154,416,137
Materials 4.33%
14,088,693	Weyerhaeuser Company	354,334,376	326,575,904
2,936,121	Rayonier, Inc., REIT	52,289,971	173,847,724
3,987,548	Plum Creek Timber Company, Inc., REIT	147,118,846	166,958,635
3,742,254	Vulcan Materials Company	195,337,229	159,270,330
1,598,860	Martin Marietta Materials, Inc.	142,376,274	133,504,810
1,780,037	Newmont Mining Corporation	45,037,176	98,026,638
1,258,500	Deltic Timber Corporation (a)	62,903,243	75,497,415
626,842	Ashland, Inc.	32,273,130	36,394,446
		1,031,670,245	1,170,075,902
Telecommunication Services 0.62%
7,976,838	Cisco Systems, Inc. (c)	138,020,935	168,710,124

Utilities 1.87%
6,032,402	FirstEnergy Corporation	224,074,888	235,987,566
4,117,660	IDACorporation, Inc. (a)	136,695,395	153,876,954
4,453,703	Allegheny Energy, Inc.	101,571,987	114,816,464
		462,342,270	504,680,984
Total U.S. Common Stocks		6,980,726,061	8,302,005,605

International Common Stocks — 43.30%

Australia 0.72%
5,257,948	Newcrest Mining Limited	177,160,724	193,777,747

Austria 0.12%
745,318	OMV AG	29,959,197	33,022,824

Belgium 0.76%
2,271,065	Groupe Bruxelles Lambert SA	189,789,405	204,167,613

Brazil 0.45%
3,625,916	Petroleo Brasileiro SA, ADR	68,857,936	120,561,707

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 43.30% — (continued)

Canada 0.71%
3,358,189	Cenovus Energy, Inc.	$84,672,345	$116,226,921
2,773,965	Penn West Petroleum Limited	52,580,541	76,256,298
		137,252,886	192,483,219
France 6.66%
4,735,547	Sanofi-Aventis SA	370,785,007	322,983,732
4,328,552	Sodexo	117,706,337	297,563,126
2,306,626	Neopost SA (a)	212,748,213	208,531,625
3,733,423	Carrefour SA	230,370,943	182,698,848
1,606,346	Wendel	47,047,529	160,181,864
2,359,340	Total SA	130,161,165	137,815,647
956,044	Guyenne et Gascogne SA (a)	108,257,344	120,279,966
1,612,985	Rémy Cointreau SA	50,037,670	114,280,336
63,019	Sucrière de Pithiviers-Le-Vieil (a)	35,947,627	73,165,574
806,452	Société BIC SA	38,193,195	69,169,106
1,011,869	Cie Generale d’Optique Essilor International SA	20,188,531	67,560,699
157,260	Robertet SA (a)	20,623,058	23,655,849
42,252	Robertet SA CI (b)(d)(l)	800,508	4,766,821
385,000	Sabeton SA (a)	4,841,233	6,396,827
104,457	Gaumont SA	6,087,824	6,385,173
69,500	NSC Groupe (a)(b)(c)	12,298,421	3,041,322
12,000,000	FINEL (a)(b)(c)(d)(e)(f)	—	820,500
		1,406,094,605	1,799,297,015
Germany 2.78%
4,485,848	HeidelbergCement AG	242,684,169	292,794,946
2,731,670	Daimler AG (c)	131,591,486	199,553,663
759,444	Pfeiffer Vacuum Technology AG (a)	64,794,402	87,600,872
1,193,748	Fraport AG	38,267,364	83,940,648
2,464,510	Tognum AG	26,236,180	62,146,846
386,842	Hornbach Baumarkt AG	21,504,161	25,170,141
		525,077,762	751,207,116
Hong Kong 0.62%
12,693,580	Guoco Group Limited	115,086,260	164,500,562
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	2,408,206
		116,023,158	166,908,768
Italy 0.82%
18,139,395	Italcementi S.p.A. RSP	249,186,230	83,098,884
4,682,069	Italcementi S.p.A.	86,201,872	37,744,112
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	44,889,130
1,021,137	Italmobiliare S.p.A.	107,360,738	38,596,653
3,208,913	Gewiss S.p.A.	18,972,618	17,552,764
		583,078,392	221,881,543
Japan 18.36%
10,188,130	Secom Company Limited	461,699,433	480,244,374

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 43.30% — (continued)

Japan 18.36% — (continued)
2,789,280	SMC Corporation	$307,357,673	$471,901,330
2,874,600	Fanuc Limited	223,418,065	453,773,642
1,571,990	Keyence Corporation	313,389,646	417,027,311
7,096,370	Shimano, Inc. (a)	164,739,178	354,386,322
8,977,860	Astellas Pharma, Inc.	362,418,345	342,820,842
12,973,830	MISUMI Group, Inc. (a)	224,409,888	333,432,172
12,348,900	MS&AD Insurance Group Holdings	312,994,091	293,606,002
5,211,900	Ono Pharmaceutical Company Limited	237,044,527	253,294,531
4,567,060	Canon, Inc.	218,295,606	223,902,759
1,917,600	Hirose Electric Company Limited	206,723,206	205,774,129
30,016,100	NKSJ Holdings, Inc. (c)	225,536,006	204,738,319
9,207,880	Mitsubishi Estate Company Limited	135,288,897	173,839,391
6,166,510	THK Company Limited	107,947,983	160,434,414
22,411	Inpex Corporation	112,236,052	143,583,264
71,439	NTT DoCoMo, Inc.	108,868,051	127,476,413
5,147,000	T. Hasegawa Company Limited (a)	79,849,658	81,875,542
3,501,380	Chofu Seisakusho Company Limited (a)	63,721,317	79,196,865
2,719,100	Meitec Corporation (a)(c)	79,203,905	54,249,522
1,321,510	Nissin Foods Holdings Company Limited	46,788,014	46,888,656
1,725,100	Ariake Japan Company Limited (a)	29,754,119	28,996,809
2,002,100	Seikagaku Corporation	21,143,745	21,801,186
257,500	Unihair Company Limited (c)	5,849,064	2,600,091
		4,048,676,469	4,955,843,886
Malaysia 0.66%
134,626,930	Genting Malaysia Berhad	116,786,948	146,433,996
8,770,500	Genting Berhad	14,777,727	30,538,471
		131,564,675	176,972,467
Mexico 2.48%
8,935,873	Industrias Peñoles S.A.B. de C.V.	15,139,324	297,390,093
9,923,104	Grupo Televisa SA, ADR (c)	176,046,116	238,749,882
6,414,687	Fresnillo PLC	43,993,880	133,152,150
		235,179,320	669,292,125
Netherlands 0.03%
212,581	Heineken Holding NV	4,866,162	9,424,646

Singapore 0.25%
10,153,710	Fraser and Neave Limited	8,655,703	50,407,363
13,467,250	ComfortDelgro Corporation Limited	3,279,184	16,635,334
		11,934,887	67,042,697
South Africa 1.61%
21,057,646	Gold Fields Limited, ADR	234,970,346	334,184,842
9,252,833	Harmony Gold Mining Company Limited, ADR	84,568,705	100,948,408
		319,539,051	435,133,250

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 43.30% — (continued)

South Korea 0.95%
3,084,095	KT&G Corporation	$171,830,303	$162,552,408
51,900	Lotte Confectionery Company Limited (c)	21,157,499	65,632,926
39,989	Namyang Dairy Products Company Limited (a)(c)	7,325,466	27,567,553
		200,313,268	255,752,887
Spain 0.39%
2,041,667	Red Electrica Corporation SA	97,991,113	104,057,141

Switzerland 2.90%
3,783,070	Pargesa Holding SA	237,781,696	333,405,459
4,370,450	Nestlé SA	103,267,278	236,334,381
40,274	Lindt & Spruengli AG PC	67,067,587	104,903,094
800	Lindt & Spruengli AG	16,046,392	23,350,458
663,426	Kuehne & Nagel International AG	22,213,266	85,805,111
		446,376,219	783,798,503
Thailand 0.57%
30,251,300	Bangkok Bank PCL NVDR	98,647,613	145,895,572
577,000	OHTL PCL (b)	2,636,472	9,151,319
		101,284,085	155,046,891
United Kingdom 1.46%
2,714,983	Anglo American PLC	62,810,160	133,171,387
9,342,277	Berkeley Group Holdings PLC (a)(c)	114,104,302	132,348,276
3,387,940	Willis Group Holdings PLC	87,537,759	127,318,785
		264,452,221	392,838,448
Total International Common Stocks		9,095,471,535	11,688,510,493
Total Common Stocks		16,076,197,596	19,990,516,098

Preferred Stocks — 1.38%

U.S. Preferred Stock — 0.06%

Utilities 0.06%
335,000	Calenergy Capital Trust III 6.50% (b)(g)	14,782,813	16,431,750

International Preferred Stocks — 1.32%

Canada 0.14%
2,750,391	Postmedia Network (b)	18,719,011	37,817,876

Germany 0.43%
877,242	Hornbach Holding AG	63,837,360	117,563,655

South Korea 0.75%
340,407	Samsung Electronics Company Limited	50,212,677	201,882,329
Total International Preferred Stocks		132,769,048	357,263,860
Total Preferred Stocks		147,551,861	373,695,610

Warrant — 0.26%

United States — 0.26%
4,716,220	JPMorgan Chase & Co. Warrant expire 10/28/18 (c)	61,320,499	68,856,812

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

OUNCES	DESCRIPTION	COST	VALUE

Commodity — 5.70%
1,155,839	Gold bullion (c)	$648,342,611	$1,538,629,942

PRINCIPAL AMOUNT

Bonds — 3.72%

U.S. Bonds — 1.04%

Corporate Bonds 0.21%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	4,736,565	4,901,165
5,000,000	Pulte Group, Inc. 5.20% due 02/15/15	4,423,594	4,887,500
12,554,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 02/15/15	12,485,868	13,181,700
22,554,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 02/15/17	21,914,138	23,794,470
10,347,844	Yankee Candle Company, Inc. 2.26% due 02/06/14 (h)	7,830,117	10,306,453
		51,390,282	57,071,288
Government Obligations 0.83%
79,619,344	United States Treasury Inflation Indexed Bond 1.875% due 07/15/13 (i)	81,296,132	85,547,244
137,081,491	United States Treasury Inflation Indexed Bond 2.375% due 04/15/11 (i)	137,377,822	138,409,536
		218,673,954	223,956,780
Total U.S. Bonds		270,064,236	281,028,068

International Notes and Bonds — 2.68%

International Corporate Notes and Bonds — 0.39%

Canada 0.11%
28,460,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(j)	24,756,474	29,527,250

France 0.23%
15,000,000 EUR	Emin Leydier SA FRN 6.181% due 07/31/16 (b)(d)(e)	21,410,094	20,512,512
12,000,000 EUR	FINEL 9.50% due 06/30/17 (b)(c)(d)(e)	14,474,400	8,205,005
12,050,000 EUR	Wendel 4.375% due 08/09/17	11,030,827	14,871,742
10,000,000 EUR	Wendel 4.875% due 09/21/15 (k)	10,391,632	13,469,883
3,500,000 EUR	Wendel 4.875% due 05/26/16	2,629,755	4,552,923
		59,936,708	61,612,065
Norway 0.05%
5,500,000 USD	Den Norske Bank ASA FRN 0.625% due 08/31/11 (b)	3,888,750	3,217,500
3,170,000 USD	Den Norske Creditbank FRN 0.563% due 05/31/11 (b)	2,059,625	1,917,850
3,500,000 USD	Den Norske Creditbank FRN 0.657% due 08/31/11 (b)	2,610,000	2,100,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.39% — (continued)

Norway 0.05% — (continued)
10,000,000 USD	Nordea Bank Norge ASA FRN 0.625% due 05/19/11 (b)	$6,826,750	$5,900,000
		15,385,125	13,135,350
Total International Corporate Notes and Bonds		100,078,307	104,274,665

International Government Bonds — 2.29%

Hong Kong 0.84%
371,900,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	48,040,088	47,726,228
732,250,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	98,640,913	97,716,797
586,700,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	80,481,524	79,862,972
		227,162,525	225,305,997
Japan 0.10%
2,174,425,800 JPY	Japanese Government CPI Linked Bond 1.40% due 06/10/18 (i)	19,936,460	26,772,505

Singapore 0.81%
275,440,000 SGD	Singapore Government Bond 3.625% due 07/01/11	201,802,076	219,371,347

South Korea 0.07%
23,958,900,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (i)	22,848,071	19,430,255

Taiwan 0.47%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	54,246,572	62,198,127
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	59,246,173	65,125,604
		113,492,745	127,323,731
Total International Government Bonds		585,241,877	618,203,835
Total International Notes and Bonds		685,320,184	722,478,500
Total Notes and Bonds		955,384,420	1,003,506,568

Commercial Paper — 14.58%

International Commercial Paper — 7.89%

France 2.00%
50,000,000 USD	Électricité de France 0.23% due 02/28/11	49,991,375	49,991,375
30,000,000 USD	Électricité de France 0.25% due 03/01/11	29,994,167	29,994,167
50,000,000 USD	Électricité de France 0.26% due 02/25/11	49,991,333	49,991,333
8,082,000 USD	Électricité de France 0.26% due 03/25/11	8,078,965	8,078,965
100,000,000 USD	Électricité de France 0.27% due 05/16/11	99,922,000	99,898,600

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.89% — (continued)

France 2.00% — (continued)
50,000,000 USD	GDF Suez SA 0.34% due 03/14/11	$49,980,639	$49,980,639
50,000,000 USD	GDF Suez SA 0.34% due 03/18/11	49,978,750	49,978,750
40,000,000 USD	GDF Suez SA 0.34% due 05/02/11	39,966,000	39,966,160
25,000,000 USD	GDF Suez SA 0.35% due 04/21/11	24,981,347	24,981,670
47,500,000 USD	GDF Suez SA 0.35% due 05/06/11	47,457,830	47,457,587
13,560,000 USD	GDF Suez SA 0.37% due 03/04/11	13,555,680	13,555,680
25,000,000 USD	GDF Suez SA 0.39% due 02/18/11	24,995,396	24,995,396
18,000,000 USD	Sanofi-Aventis SA 0.32% due 05/10/11	17,984,320	17,984,597
10,733,000 USD	Sanofi-Aventis SA 0.38% due 05/24/11	10,720,478	10,722,072
22,000,000 USD	Sanofi-Aventis SA 0.38% due 06/01/11	21,972,500	21,975,144

Germany 0.33%
20,000,000 USD	BASF AG 0.20% due 03/01/11	19,996,889	19,996,889
53,265,000 USD	BASF AG 0.22% due 03/22/11	53,249,050	53,249,050
15,000,000 USD	Henkel Corporation 0.33% due 03/14/11	14,994,362	14,994,362

Italy 0.79%
37,764,000 USD	Eni S.p.A. 0.19% due 02/01/11	37,764,000	37,764,000
17,942,000 USD	Eni S.p.A. 0.27% due 02/17/11	17,939,847	17,939,847
19,000,000 USD	Eni S.p.A. 0.30% due 03/29/11	18,991,133	18,991,133
45,130,000 USD	Eni S.p.A. 0.31% due 03/28/11	45,108,626	45,108,626
51,567,000 USD	Eni S.p.A. 0.33% due 04/28/11	51,526,348	51,525,747
43,000,000 USD	Eni S.p.A. 0.35% due 06/20/11	42,943,551	42,932,361

Japan 3.79%
19,000,000 USD	Hitachi, Limited 0.30% due 02/01/11	19,000,000	19,000,000
10,000,000 USD	Mitsubishi Company 0.24% due 02/11/11	9,999,333	9,999,333
75,000,000 USD	Mitsubishi Company 0.25% due 04/25/11	74,956,771	74,942,182

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.89% — (continued)

Japan 3.79% — (continued)
34,000,000 USD	Mitsubishi Company 0.26% due 04/12/11	$33,982,811	$33,977,985
50,000,000 USD	Mitsubishi Company 0.27% due 05/17/11	49,960,625	49,948,680
25,000,000 USD	Mitsui & Company, Limited 0.23% due 03/17/11	24,992,972	24,992,972
50,000,000 USD	Mitsui & Company, Limited 0.24% due 02/08/11	49,997,667	49,997,667
50,000,000 USD	Mitsui & Company, Limited 0.26% due 03/24/11	49,981,583	49,981,583
12,000,000 USD	Mitsui & Company, Limited 0.27% due 02/22/11	11,998,110	11,998,110
26,510,000 USD	Mitsui & Company, Limited 0.27% due 03/15/11	26,501,649	26,501,649
35,000,000 USD	Mitsui & Company, Limited 0.28% due 03/22/11	34,986,661	34,986,661
20,000,000 USD	Mitsui & Company, Limited 0.29% due 04/20/11	19,987,433	19,985,558
50,000,000 USD	Mitsui & Company, Limited 0.29% due 04/21/11	49,968,181	49,963,340
27,000,000 USD	Panasonic Corporation 0.28% due 02/03/11	26,999,580	26,999,580
40,000,000 USD	Panasonic Corporation 0.48% due 02/07/11	39,996,800	39,996,800
75,000,000 USD	Sumitomo Corporation 0.25% due 02/24/11	74,988,021	74,988,021
25,000,000 USD	Sumitomo Corporation 0.27% due 03/25/11	24,990,250	24,990,250
50,000,000 USD	Sumitomo Corporation 0.27% due 04/04/11	49,976,750	49,971,400
24,000,000 USD	Sumitomo Corporation 0.30% due 03/25/11	23,989,600	23,989,600
13,734,000 USD	Sumitomo Corporation 0.30% due 04/27/11	13,724,272	13,723,135
22,106,000 USD	Sumitomo Corporation 0.32% due 04/27/11	22,089,298	22,088,512
25,000,000 USD	Sumitomo Corporation 0.33% due 04/20/11	24,982,125	24,981,948
20,998,000 USD	Toyota Motor Corporation 0.22% due 03/02/11	20,994,279	20,994,279
31,085,000 USD	Toyota Motor Corporation 0.25% due 03/22/11	31,074,422	31,074,422
30,000,000 USD	Toyota Motor Corporation 0.27% due 07/01/11	29,966,250	29,959,704
25,000,000 USD	Toyota Motor Corporation 0.28% due 04/19/11	24,985,028	24,984,588

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.89% — (continued)

Japan 3.79% — (continued)
47,467,000 USD	Toyota Motor Corporation 0.31% due 02/22/11	$47,458,416	$47,458,416
50,000,000 USD	Toyota Motor Corporation 0.31% due 04/05/11	49,972,875	49,975,340
25,128,000 USD	Toyota Motor Corporation 0.31% due 04/25/11	25,110,041	25,111,119
35,000,000 USD	Toyota Motor Corporation 0.31% due 05/05/11	34,971,971	34,973,124

Switzerland 0.98%
13,000,000 USD	Nestlé SA 0.15% due 03/23/11	12,997,292	12,997,292
3,497,000 USD	Nestlé SA 0.18% due 04/20/11	3,495,636	3,495,487
39,000,000 USD	Nestlé SA 0.19% due 04/04/11	38,987,238	38,986,416
13,000,000 USD	Nestlé SA 0.20% due 04/04/11	12,995,522	12,995,472
25,992,000 USD	Nestlé SA 0.21% due 03/14/11	25,985,784	25,985,784
49,000,000 USD	Nestlé SA 0.22% due 03/17/11	48,986,824	48,986,824
41,000,000 USD	Nestlé SA 0.23% due 06/13/11	40,965,423	40,963,293
30,000,000 USD	Nestlé SA 0.23% due 06/14/11	29,974,508	29,972,829
9,755,000 USD	Nestlé SA 0.25% due 07/20/11	9,743,552	9,742,812
40,789,000 USD	Nestlé SA 0.25% due 07/21/11	40,740,846	40,737,740
Total International Commercial Paper		2,129,540,985	2,129,454,057

U.S. Commercial Paper — 6.69%
$37,500,000	Abbott Laboratories 0.18% due 03/29/11	37,489,500	37,489,500
26,761,000	Abbott Laboratories 0.20% due 02/09/11	26,759,811	26,759,811
10,000,000	Abbott Laboratories 0.20% due 02/23/11	9,998,778	9,998,778
25,000,000	Abbott Laboratories 0.20% due 02/28/11	24,996,250	24,996,250
34,350,000	Abbott Laboratories 0.21% due 04/12/11	34,335,974	34,336,583
23,000,000	Archer Daniels Midland Company 0.23% due 03/10/11	22,994,563	22,994,563
35,000,000	Archer Daniels Midland Company 0.24% due 03/04/11	34,992,767	34,992,767
37,000,000	Archer Daniels Midland Company 0.25% due 03/03/11	36,992,292	36,992,292
30,000,000	Archer Daniels Midland Company 0.25% due 03/09/11	29,992,500	29,992,500
15,000,000	Archer Daniels Midland Company 0.25% due 04/07/11	14,993,229	14,991,002
25,000,000	Archer Daniels Midland Company 0.25% due 04/19/11	24,986,632	24,982,170
14,092,000	Archer Daniels Midland Company 0.26% due 04/26/11	14,083,451	14,081,011
36,705,000	Archer Daniels Midland Company 0.27% due 04/26/11	36,681,876	36,676,377
25,000,000	Archer Daniels Midland Company 0.30% due 05/04/11	24,980,833	24,978,267
25,481,000	AT&T, Inc. 0.20% due 02/14/11	25,479,160	25,479,160
7,454,000	Avery Dennison Corporation 0.30% due 02/01/11	7,454,000	7,454,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 6.69% — (continued)
$16,500,000	Coca-Cola Company 0.22% due 03/30/11	$16,494,253	$16,494,253
41,800,000	Coca-Cola Company 0.22% due 04/13/11	41,781,863	41,780,843
40,000,000	Coca-Cola Company 0.22% due 04/15/11	39,982,156	39,981,176
30,000,000	Coca-Cola Company 0.23% due 02/25/11	29,995,400	29,995,400
23,534,000	Coca-Cola Company 0.23% due 04/15/11	23,523,024	23,522,925
20,000,000	Coca-Cola Company 0.24% due 02/02/11	19,999,867	19,999,867
12,050,000	Coca-Cola Company 0.25% due 05/31/11	12,040,042	12,039,913
35,570,000	Computer Sciences Corporation 0.33% due 02/16/11	35,565,109	35,565,109
15,000,000	Computer Sciences Corporation 0.45% due 02/17/11	14,997,000	14,997,000
24,900,000	ConocoPhillips 0.22% due 04/18/11	24,888,435	24,887,826
7,990,000	ConocoPhillips 0.23% due 03/07/11	7,988,264	7,988,264
21,000,000	ConocoPhillips 0.23% due 04/07/11	20,991,279	20,991,144
20,900,000	ConocoPhillips 0.24% due 03/25/11	20,892,755	20,892,755
32,375,000	ConocoPhillips 0.24% due 04/25/11	32,357,086	32,357,786
31,100,000	ConocoPhillips 0.28% due 02/22/11	31,094,920	31,094,920
4,174,000	ConocoPhillips 0.28% due 04/13/11	4,171,695	4,172,087
40,000,000	Google, Inc. 0.19% due 03/11/11	39,991,978	39,991,978
7,500,000	Google, Inc. 0.19% due 03/24/11	7,497,981	7,497,981
20,720,000	Google, Inc. 0.19% due 04/21/11	20,711,361	20,706,242
34,000,000	Google, Inc. 0.25% due 03/21/11	33,988,667	33,988,667
13,815,000	Honeywell International, Inc. 0.19% due 02/24/11	13,813,323	13,813,323
20,750,000	Honeywell International, Inc. 0.25% due 03/23/11	20,742,795	20,742,795
2,241,000	Johnson & Johnson 0.17% due 04/04/11	2,240,344	2,240,219
27,000,000	Johnson & Johnson 0.20% due 05/13/11	26,984,850	26,984,251
39,624,000	Johnson & Johnson 0.21% due 04/18/11	39,606,433	39,607,271
15,997,000	Johnson & Johnson 0.22% due 03/09/11	15,993,481	15,993,481
47,300,000	Johnson & Johnson 0.22% due 04/28/11	47,275,141	47,277,532
25,000,000	Kraft Foods, Inc. 0.37% due 03/23/11	24,987,153	24,987,153
20,643,000	Kraft Foods, Inc. 0.37% due 03/24/11	20,632,180	20,632,180
2,672,000	Kraft Foods, Inc. 0.38% due 02/28/11	2,671,238	2,671,238
14,764,000	Kraft Foods, Inc. 0.40% due 03/18/11	14,756,618	14,756,618
35,615,000	Medtronic, Inc. 0.19% due 04/18/11	35,600,714	35,592,285
19,745,000	Medtronic, Inc. 0.19% due 04/21/11	19,736,767	19,731,889
21,838,000	Medtronic, Inc. 0.22% due 03/02/11	21,834,130	21,834,130
4,897,000	NYSE Euronext 0.28% due 02/03/11	4,896,924	4,896,924
22,459,000	PepsiCo, Inc. 0.16% due 03/15/11	22,454,808	22,454,808
40,000,000	PepsiCo, Inc. 0.17% due 02/18/11	39,996,789	39,996,789
20,000,000	PepsiCo, Inc. 0.17% due 03/25/11	19,995,089	19,995,089
13,680,000	Philip Morris International, Inc. 0.20% due 03/16/11	13,676,732	13,676,732
50,000,000	Philip Morris International, Inc. 0.22% due 03/07/11	49,989,611	49,989,611
15,000,000	Philip Morris International, Inc. 0.23% due 03/04/11	14,997,029	14,997,029
50,000,000	Philip Morris International, Inc. 0.23% due 03/11/11	49,987,861	49,987,861
50,000,000	Proctor & Gamble Company 0.17% due 02/03/11	49,999,528	49,999,528
50,000,000	Proctor & Gamble Company 0.22% due 02/14/11	49,996,028	49,996,028
50,000,000	Proctor & Gamble Company 0.22% due 03/03/11	49,990,833	49,990,833
9,837,000	Proctor & Gamble Company 0.23% due 03/11/11	9,834,612	9,834,612

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 6.69% — (continued)
$27,625,000	Proctor & Gamble Company 0.23% due 04/07/11	$27,613,528	$27,614,939
43,745,000	Proctor & Gamble Company 0.24% due 03/04/11	43,735,959	43,735,959
45,000,000	Questar Corporation 0.27% due 02/14/11	44,995,612	44,995,612
50,000,000	Verizon Communications Inc. 0.37% due 05/03/11	49,953,236	49,951,180
25,000,000	Walt Disney Company 0.18% due 03/21/11	24,994,000	24,994,000
36,000,000	Walt Disney Company 0.20% due 04/11/11	35,986,200	35,981,021
10,555,000	Walt Disney Company 0.20% due 04/15/11	10,550,719	10,549,130
Total U.S. Commercial Paper		1,806,685,016	1,806,643,217
Total Commercial Paper		3,936,226,001	3,936,097,274
Total Investments — 99.69%		$21,825,022,988	26,911,302,304
Other Assets in Excess of Liabilities — 0.31%			84,972,234
Net Assets — 100.00%			$26,996,274,538

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Security is deemed illiquid. At January 31, 2011, the value of these securities amounted to $154,936,101 or 0.57% of net assets.
(c)	Non-income producing security/commodity.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $34,304,838 or 0.13% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2011, the value of these securities amounted to $29,538,017 or 0.11% of net assets.

(f)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(g)	This security is convertible until September 1, 2027 and is subject to a call feature and may be called in full or partially on or anytime after March 15, 2011.
(h)	A term loan security.
(i)	Inflation protected security.
(j)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	Represents non-voting class of shares.

At January 31, 2011, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,912,601,981
Gross unrealized depreciation	(826,322,665)
Net unrealized appreciation	$5,086,279,316

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
CPI	—	Consumer Price Index
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

Currencies
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA 6.18% due 7/31/16	07/30/09	$21,410,094	$1.37
FINEL 9.50% due 6/30/17	06/22/05	14,474,400	0.68
FINEL	07/30/09	—	0.07

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2011	UNREALIZED APPRECIATION AT JANUARY 31, 2011	UNREALIZED DEPRECIATION AT JANUARY 31, 2011
02/16/11	239,029,000	Euro	$303,236,970	$326,811,384	$—	$(23,574,414)
04/20/11	177,230,000	Euro	241,741,720	242,127,202	—	(385,482)
05/18/11	272,819,000	Euro	376,428,330	372,858,224	3,570,106	—
06/15/11	165,092,000	Euro	219,611,982	225,345,629	—	(5,733,647)
02/16/11	30,693,395,000	Japanese Yen	364,672,556	373,886,224	—	(9,213,668)
04/20/11	25,793,848,000	Japanese Yen	312,967,567	314,371,321	—	(1,403,754)
05/18/11	67,565,875,000	Japanese Yen	824,199,033	823,370,616	828,417	—
06/15/11	22,444,444,000	Japanese Yen	271,576,560	273,733,494	—	(2,156,934)
02/16/11	525,558,000	Mexican Peso	39,925,400	43,242,634	—	(3,317,234)
03/16/11	669,895,000	Mexican Peso	53,592,029	54,992,564	—	(1,400,535)
			$3,007,952,147	$3,050,739,292	$4,398,523	$(47,185,668)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2011	UNREALIZED APPRECIATION AT JANUARY 31, 2011	UNREALIZED DEPRECIATION AT JANUARY 31, 2011
02/16/11	525,558,000	Mexican Peso	$42,067,188	$43,242,634	$1,175,446	$—
03/16/11	669,895,000	Mexican Peso	53,662,434	54,992,563	1,330,129	—
			$95,729,622	$98,235,197	$2,505,575	$—

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2010	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2011	MARKET VALUE JANUARY 31, 2011	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,864,349	—	—	2,864,349	$217,003,080	$—	$—
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	28,996,809	—	—
Berkeley Group Holdings PLC	8,354,385	987,892	—	9,342,277	132,348,276	—	—
Blount International, Inc.	9,778,961	—	592,074	9,186,887	137,895,174	(303,379)	—
Chofu Seisakusho Company Limited	3,501,380	—	—	3,501,380	79,196,865	—	555,240
Cincinnati Financial Corporation	8,975,246	—	—	8,975,246	287,566,882	—	3,590,098
Cintas Corporation	13,051,511	—	—	13,051,511	366,225,399	—	6,395,240
City e-Solutions Limited	20,738,780	—	—	20,738,780	2,408,206	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	75,497,415	—	94,388
FINEL	12,000,000	—	—	12,000,000	820,500	—	—
Guyenne et Gascogne SA	956,044	—	—	956,044	120,279,966	—	—
IDACorporation, Inc.	4,117,660	—	—	4,117,660	153,876,954	—	1,235,298
Meitec Corporation	2,719,100	—	—	2,719,100	54,249,522	—	—
Mills Music Trust	34,924	—	—	34,924	1,370,767	—	39,209
MISUMI Group, Inc.	13,629,830	—	656,000	12,973,830	333,432,172	3,859,803	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	27,567,553	—	—
Neopost SA	2,306,626	—	—	2,306,626	208,531,625	—	4,277,053
NSC Groupe	69,500	—	—	69,500	3,041,322	—	—
Pfeiffer Vacuum Technology AG	1,172,304	—	412,860	759,444	87,600,872	7,620,823	—
Robertet SA	160,048	—	2,788	157,260	23,655,849	(23,422)	—
Sabeton SA	385,000	—	—	385,000	6,396,827	—	—
San Juan Basin Royalty Trust	3,975,644	—	—	3,975,644	96,449,124	—	1,205,487
Shimano, Inc.	7,096,370	—	—	7,096,370	354,386,322	—	2,451,599
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	73,165,574	—	—
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	81,875,542	—	—
Total					$2,953,838,597	$11,153,825	$19,843,612

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF
NET ASSETS

U.S. Common Stocks
Consumer Discretionary	5.30%
Consumer Staples	1.47
Energy	3.01
Financials	5.36
Health Care	0.83
Industrials	3.68
Information Technology	4.28
Materials	4.33
Telecommunication Services	0.62
Utilities	1.87
Total U.S. Common Stocks	30.75
International Common Stocks
Consumer Discretionary	5.63
Consumer Staples	4.46
Energy	2.32
Financials	6.10
Health Care	3.74
Industrials	9.60
Information Technology	3.91
Materials	6.68
Telecommunication Services	0.47
Utilities	0.39
Total International Common Stocks	43.30
U.S. Preferred Stock
Utilities	0.06
International Preferred Stocks
Consumer Discretionary	0.43
Energy	0.14
Information Technology	0.75
Total International Preferred Stocks	1.32
Warrant	0.26

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

Commodity	5.70
U.S. Bonds
Consumer Discretionary	0.21
Government Issues	0.83
Total U.S. Bonds	1.04
International Notes and Bonds
Financials	0.20
Government Issues	2.29
Materials	0.19
Total International Notes and Bonds	2.68
Commercial Paper
International Commercial Paper	7.89
U.S. Commercial Paper	6.69
Total Commercial Paper	14.58
Total Investments	99.69%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended January 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 68.32%

International Common Stocks — 67.93%

Australia 1.00%
2,040,585	Newcrest Mining Limited	$68,755,247	$75,204,236
10,471,542	Spotless Group Limited	28,118,699	23,376,494
		96,873,946	98,580,730
Austria 0.47%
1,351,248	Wienerberger AG (a)	22,316,084	27,902,274
407,742	OMV AG	16,389,813	18,065,835
		38,705,897	45,968,109
Belgium 0.33%
366,943	Groupe Bruxelles Lambert SA	27,696,696	32,987,993

Bermuda 0.65%
1,365,900	Jardine Matheson Holdings Limited	40,577,021	63,678,258

Brazil 0.91%
2,707,494	Petroleo Brasileiro SA, ADR	37,277,860	90,024,175

Canada 1.10%
1,321,427	Cenovus Energy, Inc.	18,791,533	45,734,588
1,100,050	EnCana Corporation	14,298,776	35,498,614
989,931	Penn West Petroleum Limited	18,763,266	27,213,203
		51,853,575	108,446,405
France 9.09%
1,860,486	Sodexo	51,871,191	127,897,743
1,660,633	Sanofi-Aventis SA	135,351,026	113,261,983
1,608,488	Carrefour SA	69,265,330	78,712,995
750,840	Wendel	17,863,781	74,872,382
827,900	Neopost SA	44,073,366	74,846,695
563,378	Laurent-Perrier (b)	20,236,693	58,166,700
943,121	Total SA	58,346,454	55,090,335
39,143	Sucrière de Pithiviers-Le-Vieil (b)	15,598,306	45,445,343
348,206	Guyenne et Gascogne SA	40,270,290	43,807,822
601,063	Rémy Cointreau SA	16,415,226	42,585,444
235,837	Robertet SA (b)	20,591,064	35,475,801
51,500	Robertet SA CI (c)(d)(k)	2,151,628	5,810,169
895,904	Fregate (a)(b)(c)(d)(e)	23,101,992	32,013,155
442,830	Société Foncière Financière et de Participations	29,139,582	31,792,445
297,268	Société BIC SA	11,253,819	25,496,572

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

1

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.93% — (continued)

France 9.09% — (continued)
363,103	Cie Generale d’Optique Essilor International SA	$7,044,521	$24,243,743
364,373	Gaumont SA	21,698,753	22,273,132
1,000	Société Vermandoise de Sucreries	854,846	2,283,726
100,000	Sabeton SA	1,463,142	1,661,513
11,593,581	FINEL (a)(b)(c)(d)(e)(f)	9,152,131	792,712
		595,743,141	896,530,410
Germany 4.72%
2,433,048	HeidelbergCement AG	130,732,832	158,807,021
1,348,311	Daimler AG (a)	65,821,397	98,496,670
6,418,531	Deutsche Wohnen AG (a)(b)	67,969,040	87,615,470
510,427	Fraport AG	16,339,785	35,891,640
1,392,952	Tognum AG	21,316,812	35,125,673
288,560	Pfeiffer Vacuum Technology AG	9,427,735	33,285,019
381,004	Hamburger Hafen und Logistik AG	12,551,847	16,826,447
		324,159,448	466,047,940
Greece 0.19%
2,765,315	Jumbo SA	17,236,358	19,248,194

Hong Kong 1.27%
7,806,340	Guoco Group Limited	57,283,838	101,165,102
7,069,700	Hopewell Holdings Limited	7,819,937	22,950,037
10,851,720	City e-Solutions Limited (a)(c)	323,358	1,260,112
		65,427,133	125,375,251
Italy 1.06%
7,315,306	Italcementi S.p.A. RSP	87,341,485	33,512,351
6,116,020	Gewiss S.p.A. (b)	23,508,434	33,454,649
1,197,736	Italmobiliare S.p.A. RSP	50,324,929	30,989,161
165,635	Italmobiliare S.p.A.	19,155,452	6,260,626
		180,330,300	104,216,787
Japan 28.81%
4,886,870	Shimano, Inc. (b)	81,201,320	244,045,883
1,247,740	Fanuc Limited	105,216,088	196,963,586
3,918,400	Secom Company Limited	167,197,591	184,704,117
1,054,790	SMC Corporation	133,053,852	178,453,509
6,958,200	MS&AD Insurance Group Holdings	164,965,814	165,437,350
610,300	Keyence Corporation	120,033,343	161,904,190
3,260,440	Astellas Pharma, Inc.	133,084,592	124,500,358
2,552,600	Ono Pharmaceutical Company Limited	105,639,342	124,054,495
16,526,400	NKSJ Holdings, Inc. (a)	124,778,729	112,725,749
4,119,770	MISUMI Group, Inc.	70,730,692	105,879,594
922,900	Hirose Electric Company Limited	103,181,522	99,034,702
1,856,870	Canon, Inc.	89,360,001	91,034,126
12,425	Inpex Corporation	62,507,410	79,604,750
2,738,020	Nitto Kohki Company Limited (b)	48,180,511	70,001,266

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

2

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.93% — (continued)

Japan 28.81% — (continued)
3,641,150	Mitsubishi Estate Company Limited	$53,473,230	$68,742,783
5,837,930	Kansai Paint Company Limited	45,374,796	59,943,666
2,252,610	THK Company Limited	36,188,958	58,606,272
6,577,300	Japan Wool Textile Company Limited (b)	49,871,284	58,082,125
2,608,160	Nomura Research Institute Limited	50,064,045	56,610,732
3,452,591	T. Hasegawa Company Limited (b)	47,344,131	54,921,850
26,230	NTT DoCoMo, Inc.	39,858,813	46,805,055
2,022,800	Chofu Seisakusho Company Limited (b)	33,096,084	45,753,223
2,485,480	Daiichikosho Company Limited	27,081,144	45,410,719
3,034,800	OSG Corporation	35,992,231	44,912,083
1,472,300	Meitec Corporation (a)	43,510,664	29,374,268
1,286,140	AS One Corporation (b)	26,246,127	27,477,339
7,155,500	Okumura Corporation	36,293,613	27,105,487
1,570,700	Ariake Japan Company Limited	32,942,453	26,401,535
733,760	Nissin Foods Holdings Company Limited	25,978,892	26,034,627
1,005,672	Nagaileben Company Limited (b)	19,939,695	25,980,881
2,535,900	Yomeishu Seizo Company Limited (b)	22,847,623	24,710,353
2,184,600	Seikagaku Corporation	17,648,500	23,788,458
861,660	Icom, Inc. (b)	22,557,750	23,614,312
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (b)	25,950,562	23,201,496
508,106	SK Kaken Company Limited	9,470,131	20,113,818
2,068,330	Maezawa Kasei Industries Company Limited (b)	31,939,631	19,297,695
639,200	Fuji Seal International, Inc.	12,089,732	14,979,547
493,250	Mandom Corporation	6,249,764	13,229,434
2,572,675	TOMONY Holdings, Inc. (a)	17,372,743	10,560,188
806,280	Chudenko Corporation	12,295,496	9,968,017
1,223,670	Sansei Yusoki Company Limited (b)	10,265,159	6,245,039
1,424,100	Shingakukai Company Limited (b)	10,266,277	5,498,657
998,500	Asahi Broadcasting Corporation	6,126,082	5,399,927
19,770	Mabuchi Motor Company Limited	1,100,023	971,644
		2,318,566,440	2,842,084,905
Malaysia 0.91%
72,262,570	Genting Malaysia Berhad	62,743,594	78,600,150
3,215,710	Genting Berhad	5,628,375	11,196,952
		68,371,969	89,797,102
Mexico 2.20%
3,254,412	Industrias Peñoles S.A.B. de C.V.	2,816,236	108,308,376
4,500,005	Grupo Televisa SA, ADR (a)	80,656,611	108,270,120
		83,472,847	216,578,496
Netherlands 0.77%
539,055	HAL Trust	18,095,972	72,241,498
79,251	Heineken Holding NV	1,790,104	3,513,544
		19,886,076	75,755,042

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

3

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.93% — (continued)

Singapore 2.29%
23,192,830	Haw Par Corporation Limited (b)	$76,875,317	$111,875,351
42,560,385	ComfortDelgro Corporation Limited	36,184,710	52,572,440
15,238,450	Singapore Airport Terminal Services Limited	16,538,036	33,119,296
5,640,520	Fraser and Neave Limited	6,680,505	28,001,956
		136,278,568	225,569,043
South Africa 1.88%
8,838,574	Gold Fields Limited, ADR	116,089,704	140,268,169
4,135,680	Harmony Gold Mining Company Limited, ADR	41,206,086	45,120,269
		157,295,790	185,388,438
South Korea 2.19%
1,264,443	KT&G Corporation	69,651,327	66,644,592
35,325	Lotte Confectionery Company Limited (a)	12,445,892	44,672,122
184,083	Nong Shim Company Limited	43,385,188	33,572,615
119,080	Pacific Corporation (a)	18,151,496	19,965,255
872,463	Fursys, Inc. (a)(b)	10,110,165	19,802,179
22,950	Namyang Dairy Products Company Limited (a)	4,912,653	15,821,234
1,182,040	Dong Ah Tire & Rubber Company Limited (a)	5,161,359	8,960,439
75,866	Teems, Inc. (a)(b)	1,401,053	5,926,926
61,350	Sam-A Pharm Company Limited (a)	419,448	310,771
		165,638,581	215,676,133
Spain 0.58%
1,129,702	Red Electrica Corporation SA	54,229,970	57,577,245

Switzerland 4.26%
2,196,591	Pargesa Holding SA	115,479,876	193,587,597
1,979,050	Nestlé SA	43,022,727	107,018,169
164,816	Rieter Holding AG (a)	28,754,528	62,326,478
260,960	Kuehne & Nagel International AG	8,287,573	33,751,619
792	Lindt & Spruengli AG	5,105,206	23,116,954
		200,649,910	419,800,817
Taiwan 0.49%
20,184,980	Taiwan Secom Company Limited	32,105,415	37,400,834
13,102,028	Taiwan Sogo Shin Kong Security Company Limited	11,831,241	10,965,173
		43,936,656	48,366,007
Thailand 1.59%
410,911,885	Thai Beverage PCL	70,309,861	91,556,475
12,798,059	Bangkok Bank PCL NVDR	41,144,787	61,722,311
250,000	OHTL PCL (c)	1,152,073	3,965,043
		112,606,721	157,243,829
Turkey 0.02%
270,704	Yazicilar Holding AS	1,980,317	2,035,241

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

4

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 67.93% — (continued)

United Kingdom 1.15%
978,218	Anglo American PLC	$22,102,753	$47,982,123
3,378,628	Berkeley Group Holdings PLC (a)	41,275,902	47,863,662
608,648	Spirax-Sarco Engineering PLC	3,220,439	17,664,124
		66,599,094	113,509,909
Total International Common Stocks		4,905,394,314	6,700,486,459

U.S. Common Stock — 0.39%

Materials 0.39%
707,683	Newmont Mining Corporation	18,468,982	38,972,103
Total Common Stocks		4,923,863,296	6,739,458,562

Investment Company — 0.08%
34,500	Third Avenue Global Value Fund, L.P. (a)(c)(e)	3,450,000	7,841,701

International Preferred Stocks — 2.11%

Canada 0.12%
822,828	Postmedia Network (c)	5,591,396	11,313,885
Germany 0.79%
581,442	Hornbach Holding AG	39,598,447	77,921,995
South Korea 1.20%
187,919	Samsung Electronics Company Limited	23,793,009	111,447,547
27,183	Namyang Dairy Products Company Limited (a)	387,444	7,115,144
		24,180,453	118,562,691
Total International Preferred Stocks		69,370,296	207,798,571

OUNCES

Commodity — 6.49%
481,210	Gold bullion (a)	240,147,323	640,577,041

PRINCIPAL AMOUNT

International Bonds — 4.08%

International Corporate Bonds — 0.81%

Canada 0.57%

24,142,000 USD	Catalyst Paper Corporation 7.375% due 03/01/14 (c)	21,348,144	20,973,363
34,110,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(g)	30,518,832	35,389,125
		51,866,976	56,362,488
France 0.22%
10,000,000 EUR	Emin Leydier SA FRN 6.181% due 07/31/16 (c)(d)(e)	14,273,396	13,675,008
8,000,000 EUR	FINEL 9.50% due 06/30/17 (c)(d)(e)	9,649,600	5,470,003

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

5

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Bonds — 4.08% — (continued)

International Corporate Bonds 0.81% — (continued)

France 0.22% — (continued)
1,950,000 EUR	Wendel 4.875% due 09/21/15 (h)	$1,576,561	$2,626,627
		25,499,557	21,771,638
Germany 0.02%
1,647,056 EUR	Pfleiderer AG 1.00% due 12/31/13	1,642,169	1,587,906
Total International Corporate Bonds		79,008,702	79,722,032

International Government Bonds — 3.27%

France 0.23%
15,722,772 EUR	France Government Bond OAT 3.00% due 07/25/12 (j)	19,280,997	22,768,511

Hong Kong 0.84%
137,300,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	17,735,692	17,619,820
269,950,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	36,364,779	36,024,103
216,550,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	29,705,548	29,477,291
		83,806,019	83,121,214
Singapore 1.78%
50,000,000 SGD	Singapore Government Bond 3.125% due 02/01/11	36,418,210	39,089,985
120,000,000 SGD	Singapore Government Bond 3.50% due 07/01/12	98,029,279	98,308,342
48,254,000 SGD	Singapore Government Bond 3.625% due 07/01/11	34,918,071	38,431,400
		169,365,560	175,829,727
Taiwan 0.42%
582,300,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	18,048,065	20,491,072
574,500,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	18,572,735	20,489,956
		36,620,800	40,981,028
Total International Government Bonds		309,073,376	322,700,480
Total International Bonds		388,082,078	402,422,512

Commercial Paper — 19.70%

International Commercial Paper — 14.58%

France 3.35%
24,000,000 USD	Électricité de France 0.25% due 02/25/11	23,996,000	23,996,000
25,000,000 USD	Électricité de France 0.26% due 02/25/11	24,995,667	24,995,667

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

6

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 14.58% — (continued)

France 3.35% — (continued)
15,000,000 USD	Électricité de France 0.27% due 04/12/11	$14,992,125	$14,990,288
50,000,000 USD	Électricité de France 0.27% due 05/16/11	49,961,000	49,949,300
21,352,000 USD	GDF Suez SA 0.32% due 03/11/11	21,344,788	21,344,788
6,000,000 USD	GDF Suez SA 0.35% due 04/08/11	5,996,260	5,996,348
45,000,000 USD	GDF Suez SA 0.35% due 04/11/11	44,970,675	44,971,348
10,000,000 USD	GDF Suez SA 0.35% due 04/21/11	9,992,539	9,992,668
15,000,000 USD	GDF Suez SA 0.35% due 05/05/11	14,986,825	14,986,784
15,000,000 USD	GDF Suez SA 0.35% due 05/06/11	14,986,683	14,986,607
5,037,000 USD	Sanofi-Aventis SA 0.19% due 02/08/11	5,036,814	5,036,814
38,000,000 USD	Sanofi-Aventis SA 0.32% due 05/10/11	37,966,898	37,967,483
39,267,000 USD	Sanofi-Aventis SA 0.38% due 05/24/11	39,221,188	39,227,018
22,000,000 USD	Sanofi-Aventis SA 0.38% due 06/01/11	21,972,500	21,975,144

Germany 1.29%
44,000,000 USD	BASF AG 0.20% due 03/02/11	43,992,911	43,992,911
37,637,000 USD	BASF AG 0.21% due 03/14/11	37,627,999	37,627,999
45,735,000 USD	BASF AG 0.22% due 03/22/11	45,721,305	45,721,305

Italy 1.07%
25,000,000 USD	Eni S.p.A. 0.31% due 03/29/11	24,987,944	24,987,944
50,000,000 USD	Eni S.p.A. 0.32% due 03/07/11	49,984,889	49,984,889
20,000,000 USD	Eni S.p.A. 0.35% due 06/20/11	19,973,745	19,968,540
10,519,000 USD	Eni S.p.A. 0.36% due 04/28/11	10,510,205	10,510,585

Japan 4.90%
40,000,000 USD	Mitsubishi Company 0.24% due 02/11/11	39,997,333	39,997,333
25,000,000 USD	Mitsubishi Company 0.24% due 02/25/11	24,996,000	24,996,000
25,000,000 USD	Mitsubishi Company 0.25% due 04/25/11	24,985,590	24,980,727

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

7

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 14.58% — (continued)

Japan 4.90% — (continued)
10,000,000 USD	Mitsubishi Company 0.26% due 04/12/11	$9,994,944	$9,993,525
25,000,000 USD	Mitsui & Company, Limited 0.27% due 02/08/11	24,998,687	24,998,687
38,000,000 USD	Mitsui & Company, Limited 0.27% due 02/22/11	37,994,015	37,994,015
10,000,000 USD	Mitsui & Company, Limited 0.28% due 03/22/11	9,996,189	9,996,189
30,000,000 USD	Mitsui & Company, Limited 0.29% due 04/20/11	29,981,150	29,978,337
25,000,000 USD	Panasonic Corporation 0.38% due 03/18/11	24,988,437	24,988,437
43,000,000 USD	Panasonic Corporation 0.49% due 02/07/11	42,996,560	42,996,560
2,500,000 USD	Sumitomo Corporation 0.25% due 02/01/11	2,500,000	2,500,000
50,000,000 USD	Sumitomo Corporation 0.30% due 03/08/11	49,985,417	49,985,417
11,855,000 USD	Sumitomo Corporation 0.30% due 04/27/11	11,846,603	11,845,622
9,575,000 USD	Sumitomo Corporation 0.31% due 05/02/11	9,567,579	9,566,900
25,000,000 USD	Sumitomo Corporation 0.34% due 05/26/11	24,973,875	24,971,483
18,915,000 USD	Toyota Motor Corporation 0.25% due 03/22/11	18,908,564	18,908,564
10,000,000 USD	Toyota Motor Corporation 0.25% due 05/10/11	9,993,194	9,991,840
22,707,000 USD	Toyota Motor Corporation 0.27% due 06/23/11	22,682,817	22,678,544
15,000,000 USD	Toyota Motor Corporation 0.27% due 07/01/11	14,983,125	14,979,852
46,533,000 USD	Toyota Motor Corporation 0.31% due 02/22/11	46,524,585	46,524,585

Netherlands 0.05%
5,000,000 USD	Royal Dutch Shell PLC 0.24% due 04/05/11	4,997,900	4,998,232

Switzerland 1.88%
10,447,000 USD	Nestlé SA 0.18% due 04/20/11	10,442,926	10,442,479
10,000,000 USD	Nestlé SA 0.19% due 04/04/11	9,996,728	9,996,517
15,000,000 USD	Nestlé SA 0.20% due 05/02/11	14,992,500	14,992,441
20,000,000 USD	Nestlé SA 0.21% due 02/28/11	19,996,850	19,996,850
48,000,000 USD	Nestlé SA 0.23% due 02/02/11	47,999,693	47,999,693

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

8

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 14.58% — (continued)

Switzerland 1.88% — (continued)
10,000,000 USD	Nestlé SA 0.23% due 06/14/11	$9,991,503	$9,990,943
29,595,000 USD	Nestlé SA 0.25% due 07/20/11	29,560,267	29,558,024
28,800,000 USD	Novartis International AG 0.17% due 02/02/11	28,799,864	28,799,864
14,000,000 USD	Novartis International AG 0.24% due 05/09/11	13,990,946	13,988,177

United Kingdom 1.09%
30,000,000 USD	Reckitt Benckiser Group PLC 0.25% due 04/08/11	29,986,250	29,981,742
30,000,000 USD	Reckitt Benckiser Group PLC 0.36% due 06/13/11	29,961,500	29,956,707
29,379,000 USD	Reckitt Benckiser Group PLC 0.40% due 07/13/11	29,326,118	29,321,291
18,221,000 USD	Reckitt Benckiser Group PLC 0.41% due 07/13/11	18,188,202	18,185,208

Venezuela 0.95%
94,000,000 USD	Corporación Andina de Fomento 0.45% due 07/12/11	93,815,029	93,816,897
Total International Commercial Paper		1,438,159,900	1,438,108,112

U.S. Commercial Paper — 5.12%
$1,179,000	AT&T, Inc. 0.19% due 02/14/11	1,178,919	1,178,919
24,000,000	AT&T, Inc. 0.20% due 02/14/11	23,998,267	23,998,267
98,957,000	Avery Dennison Corporation 0.30% due 02/01/11	98,957,000	98,957,000
25,050,000	ConocoPhillips 0.22% due 02/18/11	25,047,397	25,047,398
15,100,000	ConocoPhillips 0.22% due 04/18/11	15,092,987	15,092,618
15,625,000	ConocoPhillips 0.23% due 02/16/11	15,623,503	15,623,503
5,528,000	ConocoPhillips 0.23% due 03/07/11	5,526,799	5,526,799
10,000,000	ConocoPhillips 0.24% due 04/25/11	9,994,467	9,994,683
20,000,000	ConocoPhillips 0.25% due 04/11/11	19,990,417	19,991,078
7,000,000	Google, Inc. 0.19% due 03/24/11	6,998,116	6,998,116
13,000,000	Honeywell International, Inc. 0.19% due 02/24/11	12,998,422	12,998,422
47,759,000	Johnson & Johnson 0.17% due 04/04/11	47,745,017	47,742,365
20,000,000	Johnson & Johnson 0.20% due 05/13/11	19,988,778	19,988,334
4,357,000	Kraft Foods, Inc. 0.38% due 03/24/11	4,354,716	4,354,716
19,882,000	Kraft Foods, Inc. 0.39% due 02/28/11	19,876,334	19,876,334
20,000,000	Medtronic, Inc. 0.19% due 04/21/11	19,991,661	19,986,720
40,000,000	NYSE Euronext 0.28% due 02/10/11	39,997,200	39,997,200
15,000,000	Philip Morris International, Inc. 0.23% due 03/04/11	14,997,029	14,997,029
15,163,000	Proctor & Gamble Company 0.23% due 03/11/11	15,159,319	15,159,319
22,161,000	Proctor & Gamble Company 0.23% due 04/07/11	22,151,797	22,152,929
25,000,000	Walt Disney Company 0.20% due 04/11/11	24,990,417	24,986,820

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

9

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 5.12% — (continued)
$40,698,000	Walt Disney Company 0.20% due 04/15/11	$40,681,494	$40,675,367
Total U.S. Commercial Paper		505,340,056	505,323,936
Total Commercial Paper		1,943,499,956	1,943,432,048
Total Investments — 100.78%		$7,568,412,949	9,941,530,435
Liabilities in Excess of Other Assets — (0.78)%			(77,330,382)
Net Assets — 100.00%			$9,864,200,053

(a)	Non-income producing security/commodity.
(b)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(c)	Security is deemed illiquid. At January 31, 2011, the value of these securities amounted to $138,504,276 or 1.40% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $57,761,047 or 0.59% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At January 31, 2011, the value of these securities amounted to $59,792,579 or 0.61% of net assets.

(f)	Held through Financiere Bleue, LLC, a wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(g)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(h)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Inflation protected security.
(k)	Represents non-voting class of shares

At January 31, 2011, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,606,325,142
Gross unrealized depreciation	(233,207,656)
Net unrealized appreciation	$2,373,117,486

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

10

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 6.18% due 7/31/16	07/30/09	$14,273,396	$1.37
FINEL 9.50% due 6/30/17	06/22/05	9,649,600	0.68
FINEL	07/14/99	9,152,131	0.07
Fregate	04/30/04	23,101,992	35.73
Third Avenue Global Value Fund, L.P.	06/30/97	3,450,000	227.30

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2011	UNREALIZED APPRECIATION AT JANUARY 31, 2011	UNREALIZED DEPRECIATION AT JANUARY 31, 2011
02/16/11	109,492,000	Euro	$138,903,741	$149,702,472	$—	$(10,798,731)
04/20/11	87,583,000	Euro	119,463,212	119,653,708	—	(190,496)
05/18/11	169,390,000	Euro	232,733,008	231,481,300	1,251,708	—
06/15/11	103,846,000	Euro	138,140,103	141,746,676	—	(3,606,573)
02/16/11	18,883,983,000	Japanese Yen	224,363,266	230,031,936	—	(5,668,670)
04/20/11	13,664,749,000	Japanese Yen	165,800,126	166,543,789	—	(743,663)
05/18/11	38,134,944,000	Japanese Yen	464,686,646	464,731,555	—	(44,909)
06/15/11	11,874,054,000	Japanese Yen	143,675,412	144,816,521	—	(1,141,109)
02/16/11	222,215,000	Mexican Peso	16,881,149	18,283,733	—	(1,402,584)
03/16/11	302,616,000	Mexican Peso	24,209,474	24,842,147	—	(632,673)
			$1,668,856,137	$1,691,833,837	$1,251,708	$(24,229,408)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2011	UNREALIZED APPRECIATION AT JANUARY 31, 2011	UNREALIZED DEPRECIATION AT JANUARY 31, 2011
02/16/11	222,215,000	Mexican Peso	$17,786,734	$18,283,733	$496,999	$—
03/16/11	302,616,000	Mexican Peso	24,241,278	24,842,146	600,868	—
			$42,028,012	$43,125,879	$1,097,867	$—

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

11

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2010	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2011	MARKET VALUE JANUARY 31, 2011	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
AS One Corporation	1,286,140	—	—	1,286,140	$27,477,339	$—	$—
Chofu Seisakusho Company Limited	2,022,800	—	—	2,022,800	45,753,223	—	320,770
Deutsche Wohnen AG	6,418,531	—	—	6,418,531	$87,615,470	—	—
FINEL	11,593,581	—	—	11,593,581	792,712	—	—
Fregate	895,904	—	—	895,904	32,013,155	—	—
Fursys, Inc.	948,330	—	75,867	872,463	19,802,179	—	—
Gewiss S.p.A.	6,116,020	—	—	6,116,020	33,454,649	—	—
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	111,875,351	—	—
Icom, Inc.	861,660	—	—	861,660	23,614,312	—	—
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	58,082,125	—	728,028
Laurent-Perrier	563,378	—	—	563,378	58,166,700	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	19,297,695	—	—
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	23,201,496	—	—
Nagaileben Company Limited	1,005,672	—	—	1,005,672	25,980,881	—	—
Nitto Kohki Company Limited	2,832,150	—	94,130	2,738,020	70,001,266	481,217	—
Pfeiffer Vacuum Technology AG*	895,398	—	606,838	288,560	33,285,019	41,682,463	—
Robertet SA	235,944	—	107	235,837	35,475,801	(1,332)	—
Sansei Yusoki Company Limited	1,223,670	—	—	1,223,670	6,245,039	—	—
Shimano, Inc.	4,886,870	—	—	4,886,870	244,045,883	—	1,688,278
Shingakukai Company Limited	1,424,100	—	—	1,424,100	5,498,657	—	—
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	45,445,343	—	—
T. Hasegawa Company Limited	3,452,591	—	—	3,452,591	54,921,850	—	—
Teems, Inc.	—	75,866	—	75,866	5,926,926	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	24,710,353	—	—
Total					$1,092,683,424	$42,162,348	$2,737,076

* Not an affiliated issuer as of January 31, 2011.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

12

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	10.46%
Consumer Staples	7.80
Energy	3.57
Financials	9.75
Health Care	4.70
Industrials	16.73
Information Technology	5.13
Materials	8.74
Telecommunication Services	0.47
Utilities	0.58
Total International Common Stocks	67.93
U.S. Common Stock
Materials	0.39
Total U.S. Common Stock	0.39
Investment Company	0.08
International Preferred Stocks
Consumer Discretionary	0.79
Consumer Staples	0.07
Energy	0.12
Information Technology	1.13
Total International Preferred Stocks	2.11
Commodity	6.49
International Bonds
Financials	0.07
Government Issues	3.27
Industrials	0.03
Materials	0.71
Total International Bonds	4.08
Commercial Paper
International Commercial Paper	14.58
U.S. Commercial Paper	5.12
Total Commercial Paper	19.70
Total Investments	100.78%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

13

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended January 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 67.82%

U.S. Common Stocks — 63.02%

Consumer Discretionary 12.42%
1,626,946	Comcast Corporation, Class ‘A’	$25,954,315	$34,881,722
923,950	Home Depot, Inc.	21,860,523	33,973,642
1,143,570	Cintas Corporation	34,510,670	32,088,574
573,750	Omnicom Group, Inc.	17,421,015	25,749,900
310,834	Wal-Mart Stores, Inc.	14,497,317	17,428,463
463,454	International Speedway Corporation, Class ‘A’	16,624,057	13,407,724
315,930	Weight Watchers International, Inc.	8,711,129	12,258,084
197,022	Unifirst Corporation	5,132,780	10,985,947
62,900	Costco Wholesale Corporation	2,566,072	4,518,736
590	St. John Knits International, Inc. (a)(b)	18,290	3,050
		147,296,168	185,295,842
Consumer Staples 2.87%
1,004,219	Sysco Corporation	28,805,877	29,262,942
180,040	Lorillard, Inc.	13,327,253	13,546,209
		42,133,130	42,809,151
Energy 6.67%
557,548	ConocoPhillips	26,191,328	39,842,380
379,690	Helmerich & Payne, Inc.	8,688,406	22,299,194
182,950	Apache Corporation	12,071,196	21,836,912
352,139	San Juan Basin Royalty Trust	10,234,184	8,542,892
66,671	SEACOR Holdings, Inc.	4,706,611	7,046,458
		61,891,725	99,567,836
Financials 9.59%
665,890	American Express Company	19,687,007	28,886,308
832,550	Cincinnati Financial Corporation	21,580,935	26,674,902
145	Berkshire Hathaway, Inc., Class ‘A’ (a)	11,905,798	17,751,625
539,064	Bank of New York Mellon Corporation	13,654,180	16,834,969
47,938	Alleghany Corporation (a)	13,907,571	14,802,296
520,235	WR Berkley Corporation	13,980,972	14,696,639
51,759	Mastercard, Inc., Class ‘A’	10,626,144	12,241,521
174,420	Mercury General Corporation	7,908,811	7,404,129
136,340	BB&T Corporation	3,722,975	3,768,437
		116,974,393	143,060,826
Health Care 2.67%
309,780	WellPoint, Inc. (a)	14,454,331	19,243,533

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

1

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 63.02% — (continued)

Health Care 2.67% — (continued)
296,570	Johnson & Johnson	$17,865,833	$17,725,989
79,310	DENTSPLY International, Inc.	1,696,098	2,813,919
		34,016,262	39,783,441
Industrials 8.18%
320,795	Lockheed Martin Corporation	22,855,963	25,535,282
284,660	3M Company	18,692,378	25,027,307
319,650	Alliant Techsystems, Inc. (a)	26,953,233	24,216,684
436,890	Rofin-Sinar Technologies, Inc. (a)(c)	10,033,657	17,082,399
317,471	Automatic Data Processing, Inc.	11,701,372	15,206,861
798,826	Blount International, Inc. (a)	7,891,724	11,990,379
266,600	Insteel Industries, Inc.	2,983,049	3,044,572
		101,111,376	122,103,484
Information Technology 8.40%
1,042,425	Microsoft Corporation	24,142,039	28,901,233
785,560	Linear Technology Corporation	20,156,649	27,329,632
1,218,104	Intel Corporation	21,638,683	26,140,512
408,533	KLA-Tencor Corporation	11,815,947	18,008,135
449,730	Texas Instruments, Inc.	11,019,620	15,250,344
732,835	Dell, Inc. (a)(c)	10,250,899	9,644,109
		99,023,837	125,273,965
Materials 8.48%
1,527,419	Weyerhaeuser Company	36,340,505	35,405,572
322,100	Rayonier, Inc., REIT	10,134,243	19,071,541
341,112	Newmont Mining Corporation	14,660,921	18,785,038
414,372	Vulcan Materials Company	19,096,263	17,635,672
174,580	Martin Marietta Materials, Inc.	15,555,076	14,577,430
260,137	Plum Creek Timber Company, Inc., REIT	8,483,182	10,891,936
101,150	Deltic Timber Corporation	4,802,970	6,067,989
68,879	Ashland, Inc.	3,546,254	3,999,115
		112,619,414	126,434,293
Telecommunication Services 1.18%
830,229	Cisco Systems, Inc. (a)	15,674,564	17,559,343
Utilities 2.56%
501,664	FirstEnergy Corporation	18,598,686	19,625,096
377,691	Allegheny Energy, Inc.	8,606,371	9,736,874
236,150	IDACorporation, Inc.	7,470,208	8,824,925
		34,675,265	38,186,895
Total U.S. Common Stocks		765,416,134	940,075,076

International Common Stocks — 4.80%

Canada 1.16%
379,197	Franco-Nevada Corporation	7,074,309	10,526,736

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

2

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 4.80% — (continued)

Canada 1.16% — (continued)
244,199	Penn West Petroleum Limited	$4,630,169	$6,713,030
		11,704,478	17,239,766
France 1.74%
754,462	Sanofi-Aventis SA, ADR	28,866,657	25,961,038
United Kingdom 1.90%
496,990	Amdocs Limited (a)	11,894,360	14,482,289
370,363	Willis Group Holdings PLC	9,103,778	13,918,241
		20,998,138	28,400,530
Total International Common Stocks		61,569,273	71,601,334
Total Common Stocks		826,985,407	1,011,676,410

U.S. Preferred Stocks — 0.61%

Consumer Staples 0.32%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(d)(e)	2,542,171	4,695,837
Utilities 0.29%
88,100	Calenergy Capital Trust III 6.50% (b)(f)(g)	3,778,987	4,321,305
Total U.S. Preferred Stocks		6,321,158	9,017,142

Investment Company — 0.67%

292,960	PowerShares DB Agriculture Fund, ETF (a)	7,191,808	10,045,598
Warrant — 0.52%
United States — 0.52%
526,579	JPMorgan Chase & Co. Warrant expire 10/28/18 (a)	6,827,718	7,688,053

OUNCES

Commodity — 4.69%
52,516	Gold bullion (a)	34,140,381	69,908,449

PRINCIPAL AMOUNT

Bonds — 6.26%

International Corporate Bond — 0.70%

Canada 0.70%
10,000,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(h)	8,698,691	10,375,000

U.S. Bonds — 5.56%

Corporate Bonds 2.94%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	516,082	537,900
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	4,757,715	5,833,094
2,000,000	Pulte Homes, Inc. 6.25% due 02/15/13	1,896,957	2,097,500
3,800,000	Sanmina-SCI Corporation 6.75% due 03/01/13	3,556,320	3,823,750
2,000,000	Sanmina-SCI Corporation 8.125% due 03/01/16	1,809,318	2,080,000
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	7,749,916	10,448,647

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

3

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Bonds — 5.56% — (continued)

Corporate Bonds 2.94% — (continued)

$5,424,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 02/15/15	$5,489,819	$5,695,200
12,697,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 02/15/17	12,692,809	13,395,335
		38,468,936	43,911,426
Government Obligations 2.62%
32,522,490	United States Treasury Inflation Indexed Bond 1.875% due 07/15/13 (i)	31,633,804	34,943,887
4,122,752	United States Treasury Inflation Indexed Bond 2.375% due 04/15/11 (i)	4,131,692	4,162,693
		35,765,496	39,106,580
Total U.S. Bonds		74,234,432	83,018,006
Total Bonds		82,933,123	93,393,006
U.S. Treasury Bills — 6.03%
15,000,000	U.S. Treasury Bill 0.13% due 02/17/11	14,999,134	14,999,134
10,000,000	U.S. Treasury Bill 0.13% due 03/17/11	9,998,411	9,998,411
5,000,000	U.S. Treasury Bill 0.16% due 03/17/11	4,999,022	4,999,022
15,000,000	U.S. Treasury Bill 0.13% due 04/21/11	14,995,720	14,995,830
15,000,000	U.S. Treasury Bill 0.16% due 05/19/11	14,993,090	14,993,610
15,000,000	U.S. Treasury Bill 0.18% due 06/23/11	14,989,350	14,991,540
15,000,000	U.S. Treasury Bill 0.18% due 07/21/11	14,987,604	14,990,025
Total U.S. Treasury Bills		89,962,331	89,967,572
Commercial Paper — 12.94%
International Commercial Paper — 1.51%
Italy 0.80%
12,000,000 USD	Eni S.p.A. 0.35% due 06/20/11	11,984,247	11,981,124
Switzerland 0.71%
10,650,000 USD	Nestlé SA 0.25% due 07/20/11	10,637,501	10,636,693
Total International Commercial Paper		22,621,748	22,617,817
U.S. Commercial Paper — 11.43%
$5,000,000	Abbott Laboratories 0.19% due 03/08/11	4,999,076	4,999,076
10,000,000	Abbott Laboratories 0.20% due 02/23/11	9,998,778	9,998,778
2,000,000	Archer Daniels Midland Company 0.23% due 03/10/11	1,999,527	1,999,527
13,000,000	Archer Daniels Midland Company 0.25% due 03/03/11	12,997,292	12,997,292
1,716,000	AT&T, Inc. 0.20% due 02/14/11	1,715,876	1,715,876
17,865,000	Avery Dennison Corporation 0.30% due 02/01/11	17,865,000	17,865,000
5,000,000	Coca-Cola Company 0.22% due 03/30/11	4,998,258	4,998,258
1,466,000	Coca-Cola Company 0.23% due 04/15/11	1,465,316	1,465,310
5,000,000	Coca-Cola Company 0.24% due 02/02/11	4,999,967	4,999,967
5,000,000	Coca-Cola Company 0.25% due 07/13/11	4,994,375	4,993,314

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

4

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.43% — (continued)
$10,000,000	Computer Sciences Corporation 0.46% due 02/17/11	$9,998,000	$9,998,000
4,000,000	ConocoPhillips 0.23% due 04/07/11	3,998,339	3,998,313
3,000,000	Johnson & Johnson 0.20% due 05/13/11	2,998,317	2,998,250
1,510,000	Johnson & Johnson 0.22% due 03/09/11	1,509,668	1,509,668
12,000,000	Johnson & Johnson 0.25% due 05/03/11	11,992,417	11,993,889
10,236,000	Kraft Foods, Inc. 0.41% due 03/18/11	10,230,882	10,230,882
8,000,000	Medtronic, Inc. 0.19% due 04/21/11	7,996,664	7,994,688
10,000,000	Medtronic, Inc. 0.22% due 03/02/11	9,998,228	9,998,228
10,000,000	PepsiCo, Inc. 0.17% due 02/18/11	9,999,197	9,999,197
5,000,000	PepsiCo, Inc. 0.17% due 03/25/11	4,998,772	4,998,772
14,000,000	Walt Disney Company 0.20% due 04/11/11	13,994,633	13,992,619
2,723,000	Walt Disney Company 0.20% due 04/15/11	2,721,896	2,721,486
4,000,000	WellPoint, Inc. 0.31% due 04/11/11	3,997,623	3,997,080
10,000,000	WellPoint, Inc. 0.31% due 04/13/11	9,993,886	9,992,500
Total U.S. Commercial Paper		170,461,987	170,455,970
Total Commercial Paper		193,083,735	193,073,787
Total Investment Portfolio Excluding Options Written — 99.54%		$1,247,445,661	$1,484,770,017

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.01)%
625	Dell, Inc.	$15.00	May 2011	(15,625)
1,250	Dell, Inc.	16.00	May 2011	(11,250)
1,250	Dell, Inc.	16.00	August 2011	(35,000)
625	Dell, Inc.	17.00	May 2011	(2,813)
1,000	Rofin-Sinar Technologies, Inc.	45.00	June 2011	(110,000)
Total Covered Call Options Written (Premiums Received: $247,910)				(174,688)
Total Investments — 99.53% (Cost: $1,247,197,751)				1,484,595,329
Other Assets in Excess of Liabilities — 0.47%				7,077,470
Net Assets — 100.00%				$1,491,672,799

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2011, the value of these securities amounted to $19,933,092 or 1.34% of net assets.
(c)	At January 31, 2011, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,695,837 or 0.31% of net assets.
(e)	This security is convertible until December 31, 2049.
(f)	This security is subject to a call feature and may be called in full or partially on or anytime after March 15, 2011.
(g)	This security is convertible until September 1, 2027.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Inflation protected security.

At January 31, 2011, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$255,033,629
Gross unrealized depreciation	(17,636,051)
Net unrealized appreciation	$237,397,578

Abbreviations Used in this Schedule Include:

ADR	—	American Depository Receipt

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

5

ETF	—	Exchange Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency

USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	12.42%
Consumer Staples	2.87
Energy	6.67
Financials	9.59
Health Care	2.67
Industrials	8.18
Information Technology	8.40
Materials	8.48
Telecommunication Services	1.18
Utilities	2.56
Total U.S. Common Stocks	63.02
International Common Stocks
Energy	0.45
Financials	0.93
Health Care	1.74
Information Technology	0.97
Materials	0.71
Total International Common Stocks	4.80
U.S. Preferred Stocks
Consumer Staples	0.32
Utilities	0.29
Total U.S. Preferred Stocks	0.61
Investment Company	0.67
Warrant	0.52
Commodity	4.69
U.S. Bonds
Consumer Discretionary	2.15
Government Issues	2.62
Industrials	0.39
Information Technology	0.40
Total U.S. Bonds	5.56
International Bond
Materials	0.70
Total International Bond	0.70
U.S. Treasury Bills	6.03
Commercial Paper
International Commercial Paper	1.51
U.S. Commercial Paper	11.43
Total Commercial Paper	12.94
Covered Call Options	(0.01)
Total Investments	99.53%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

6

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 81.39%

International Common Stocks — 75.14%

Africa 3.74%
1,282,036	Randgold Resources Limited, ADR	$26,899,630	$98,062,934
7,205,591	Centamin Egypt Limited (a)	6,813,905	16,172,149
		33,713,535	114,235,083
Australia 10.24%
5,050,453	Newcrest Mining Limited	151,246,257	186,130,674
10,790,230	CGA Mining Limited (a)(b)	21,440,352	31,213,633
2,943,481	Kingsgate Consolidated Limited	9,873,862	27,310,624
3,173,890	Independence Group NL	11,667,659	22,679,409
11,598,427	Intrepid Mines Limited (a)	18,806,320	19,939,254
2,613,520	Medusa Mining Limited	12,846,050	17,346,856
5,800,000	St Augustine Gold and Copper Limited (a)(c)(d)	6,978,304	7,810,474
		232,858,804	312,430,924
Canada 41.36%
8,437,992	IAMGOLD Corporation	69,800,684	160,258,721
3,781,920	Goldcorp, Inc.	129,619,026	152,071,003
3,039,934	Barrick Gold Corporation	112,260,099	144,427,264
7,940,932	Kinross Gold Corporation	118,086,094	132,137,108
1,211,813	Agnico-Eagle Mines Limited	70,830,324	82,850,537
8,850,151	New Gold, Inc. (a)(b)	18,974,799	70,801,208
8,508,090	Gabriel Resources Limited (a)	50,726,920	62,208,778
2,187,940	Detour Gold Corporation (a)(b)	53,759,761	57,028,301
1,925,863	Franco-Nevada Corporation	42,740,626	53,463,110
13,935,220	Lake Shore Gold Corporation (a)	48,172,940	51,431,735
3,288,490	European Goldfields Limited (a)	8,840,193	49,204,339
3,207,400	Osisko Mining Corporation (a)(b)	25,178,940	42,584,034
6,233,120	Anatolia Minerals Development Limited (a)(b)	23,210,063	41,098,178
3,869,096	Dundee Precious Metals, Inc. (a)(b)	15,087,219	30,103,690
11,244,411	Northgate Minerals Corporation (a)	33,139,737	29,010,580
4,241,350	Aurizon Mines Limited (a)	5,870,851	26,950,024
1,246,650	Eldorado Gold Corporation	15,124,040	20,008,577
1,499,800	Yamana Gold, Inc.	12,177,029	16,860,594
1,602,703	Guyana Goldfields, Inc. (a)	14,453,759	13,812,822
2,812,500	Orezone Gold Corp. (a)(b)	10,578,996	9,398,379
1,961,700	Primero Mining Corporation (a)(b)	10,668,714	7,983,777
550,000	Bear Creek Mining Corporation (a)(b)	3,460,480	4,553,616
519,300	Richmont Mines, Inc. (a)	1,434,164	2,242,962

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2011

1

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 75.14% — (continued)

Canada 41.36% — (continued)
552,000	Eurasian Minerals, Inc. (a)	$1,623,583	$1,767,501
		895,819,041	1,262,256,838
Mexico 5.15%
4,197,841	Fresnillo PLC	16,620,435	87,136,216
2,109,555	Industrias Peñoles S.A.B. de C.V.	10,573,599	70,206,992
		27,194,034	157,343,208
South Africa 12.92%
3,490,079	AngloGold Ashanti Limited, ADR	126,475,098	150,213,000
6,921,044	Gold Fields Limited, ADR	93,344,394	109,836,968
9,151,083	Harmony Gold Mining Company Limited, ADR	97,065,210	99,838,316
13,092,900	Great Basin Gold Limited (a)	18,271,280	34,479,058
		335,155,982	394,367,342
United Kingdom 1.73%
1,600,000	Vallar PLC (a)	24,085,667	32,366,150
416,864	Anglo American PLC	19,462,003	20,447,405
		43,547,670	52,813,555
Total International Common Stocks		1,568,289,066	2,293,446,950

U.S. Common Stocks — 6.25%

Materials 6.25%
1,869,217	Newmont Mining Corporation	77,095,479	102,937,780
1,509,401	Royal Gold, Inc.	37,197,132	70,036,206
1,302,590	Tahoe Resources, Inc. (a)	17,461,621	17,593,086
Total U.S. Common Stocks		131,754,232	190,567,072
Total Common Stocks		1,700,043,298	2,484,014,022

Investment Company — 0.01%
381,223	State Street Institutional U.S. Government Money Market Fund, Institutional Class	381,223	381,223

International Preferred Stock — 0.20%

South Africa 0.20%
120,000	AngloGold Ashanti Limited 6.00% (e)	6,000,000	6,186,000

Warrant — 0.03%
Canada — 0.03%
666,680	Primero Mining Corporation Warrants expire 07/15/20 (a)(b)	558,606	864,523

OUNCES

Commodity — 14.79%
338,964	Gold bullion (a)	169,482,646	451,222,661

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2011

2

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Convertible Bonds — 1.08%

Canada 0.98%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (f)(g)	$30,000,000	$30,000,000

South Africa 0.10%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (b)(h)	1,900,057	2,904,539
Total International Convertible Bonds		31,900,057	32,904,539
U.S. Commercial Paper — 2.22%
$15,000,000	Archer Daniels Midland Company 0.25% due 04/07/11	14,993,229	14,991,001
6,000,000	AT&T, Inc. 0.20% due 02/14/11	5,999,567	5,999,567
22,215,000	Avery Dennison Corporation 0.30% due 02/01/11	22,215,000	22,215,000
4,482,000	ConocoPhillips 0.23% due 03/07/11	4,481,027	4,481,026
5,385,000	Honeywell International, Inc. 0.19% due 02/24/11	5,384,346	5,384,346
14,814,000	Proctor & Gamble Company 0.23% due 04/07/11	14,807,848	14,808,605
Total U.S. Commercial Paper		67,881,017	67,879,545
Total Investments — 99.72%		$1,976,246,847	3,043,452,513
Other Assets in Excess of Liabilities — 0.28%			8,646,385
Net Assets — 100.00%			$3,052,098,898

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(e)	This security is convertible until September 15, 2013.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 0.98% of net assets.
(g)	This security is convertible until November 30, 2017.
(h)	This security is convertible until November 30, 2014.

At January 31, 2011, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,075,843,543
Gross unrealized depreciation	(8,637,877)
Net unrealized appreciation	$1,067,205,666

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2011

3

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2010	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2011	MARKET VALUE JANUARY 31, 2011	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Minefinders Corporation*	3,370,534	—	3,370,534	—	$—	$9,270,922	$—
St Augustine Gold and Copper Limited	—	5,800,000	—	5,800,000	$7,810,474	$—	$—
Total					$7,810,474	$9,270,922	$—

* Not an affiliated issue as of January 31, 2011.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Materials	75.14%
Total International Common Stocks	75.14
U.S. Common Stocks
Materials	6.25
Total U.S. Common Stocks	6.25
Investment Company	0.01
International Preferred Stock
Materials	0.20
Total International Preferred Stock	0.20
Warrant	0.03
Commodity	14.79
International Convertible Bonds
Materials	1.08
Total International Convertible Bonds	1.08
U.S. Commercial Paper	2.22
Total Investments	99.72%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2011

4

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 93.15%

U.S. Common Stocks — 86.35%

Consumer Discretionary 4.89%
120,200	AutoZone, Inc. (a)(b)	$20,236,354	$30,474,306
217,200	Sherwin-Williams Company (b)	12,566,223	18,403,356
457,200	Wyndham Worldwide Corporation (b)	13,462,116	12,861,036
		46,264,693	61,738,698
Consumer Staples 0.94%
695,140	Sara Lee Corporation (b)	9,490,667	11,796,526

Energy 12.12%
594,200	Devon Energy Corporation (b)	42,468,104	52,699,598
972,690	Dresser-Rand Group, Inc. (a)(b)	21,696,762	44,675,652
881,000	Arch Coal, Inc. (b)	28,890,039	30,174,250
667,000	Exterran Holdings, Inc. (a)	17,565,111	16,548,270
515,000	Covanta Holding Corporation (b)	8,820,112	8,713,800
		119,440,128	152,811,570
Health Care 20.76%
2,016,432	Valeant Pharmaceuticals International (b)	31,695,767	73,660,261
1,122,750	Baxter International, Inc. (b)	58,124,871	54,442,148
1,222,400	Omnicare, Inc. (b)	29,448,988	31,684,608
1,001,200	Health Net, Inc. (a)(b)	23,781,754	28,564,236
427,710	Amgen, Inc. (a)(b)	22,635,894	23,558,267
1,213,387	Enzon Pharmaceuticals, Inc. (a)	10,244,912	13,589,934
2,214,477	PDL BioPharma, Inc. (b)	15,880,742	10,939,516
166,500	Chemed Corporation (b)	6,199,258	10,361,295
1,317,060	Celera Corporation (a)	9,118,212	8,146,016
326,710	Theravance, Inc. (a)	4,627,507	6,873,978
		211,757,905	261,820,259
Industrials 10.48%
691,890	General Dynamics Corporation (b)	40,666,411	52,168,506
254,500	Precision Castparts Corporation (b)	22,526,587	36,390,955
788,700	Owens Corning, Inc. (a)(b)	17,980,061	26,397,789
137,340	Rockwell Collins, Inc. (b)	6,443,125	8,808,987
167,900	Raytheon Company (b)	8,322,041	8,393,321
		95,938,225	132,159,558
Information Technology 11.55%
1,159,860	Computer Sciences Corporation (b)	56,395,487	61,808,939

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

1

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 86.35% — (continued)

Information Technology 11.55% — (continued)
896,400	AOL, Inc. (a)(b)	$22,018,630	$21,083,328
683,360	Nvidia Corporation (a)(b)	8,904,741	16,345,971
2,525,926	LSI Corporation (a)(b)	14,010,903	15,635,482
987,740	Atmel Corporation (a)(b)	4,467,323	13,374,000
768,110	Seagate Technology (a)	12,447,092	10,753,540
158,520	Agilent Technologies, Inc. (a)(b)	3,934,224	6,630,892
		122,178,400	145,632,152
Materials 25.05%
761,300	Eastman Chemical Company (b)	44,465,538	70,694,318
837,230	Ball Corporation (b)	32,329,427	59,552,170
1,171,070	Crown Holdings, Inc. (a)(b)	22,172,786	39,066,895
1,251,300	Packaging Corporation of America (b)	28,268,046	35,349,225
824,300	Rockwood Holdings, Inc. (a)(b)	31,467,668	33,458,337
314,330	Praxair, Inc. (b)	23,289,300	29,245,263
736,770	Valspar Corporation	15,562,118	27,533,095
415,400	EI du Pont de Nemours & Company (b)	19,594,856	21,052,472
		217,149,739	315,951,775
Telecommunication Services 0.56%
506,960	Leap Wireless International, Inc. (a)	17,067,583	7,087,301
Total U.S. Common Stocks		839,287,340	1,088,997,839

International Common Stocks — 6.80%

Bahamas 2.54%
945,590	Teekay Corporation (b)	34,964,269	32,017,677

Ireland 0.97%
259,500	Ingersoll-Rand PLC	9,644,417	12,248,400

Switzerland 3.29%
1,144,490	Tyco Electronics Limited (b)	33,714,135	41,464,873
Total International Common Stocks		78,322,821	85,730,950
Total Common Stocks		917,610,161	1,174,728,789

Investment Company — 3.82%
371,500	SPDR Gold Trust (a)(b)	35,717,081	48,246,705

PRINCIPAL AMOUNT

U.S. Convertible Bond — 0.34%
$3,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	3,730,000	4,273,648

Repurchase Agreement — 6.66%
83,957,660	State Street Bank and Trust Company, 0.01% dated 01/31/11 due 02/01/11 (collateralized by United States Treasury Note, 2.50% due 04/30/15 valued at $85,641,429); proceeds $83,957,683	83,957,660	83,957,660

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

2

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Call Options Purchased — 0.09%
2,869	Seagate Technology	$13.00	June 2011	$467,647
2,799	Seagate Technology	12.50	January 2012	741,735
Total Call Options Purchased (Cost: $1,806,590)				1,209,382
Total Investment Portfolio Excluding Options Written — 104.06% (Cost: $1,042,821,492)				$1,312,416,184

Covered Call Options Written — (3.85)%
1,354	Agilent Technologies, Inc.	$36.00	February 2011	$(802,245)
231	Agilent Technologies, Inc.	37.00	February 2011	(114,922)
711	Amgen, Inc.	55.00	April 2011	(154,287)
1,068	Amgen, Inc.	57.50	February 2011	(19,224)
427	Amgen, Inc.	57.50	March 2011	(26,047)
426	Amgen, Inc.	57.50	April 2011	(40,470)
257	AOL, Inc.	24.00	February 2011	(25,054)
495	AOL, Inc.	25.00	February 2011	(12,375)
737	AOL, Inc.	25.00	April 2011	(60,802)
1,922	Arch Coal, Inc.	33.00	February 2011	(392,088)
1,657	Arch Coal, Inc.	34.00	February 2011	(236,951)
2,320	Arch Coal, Inc.	34.00	April 2011	(642,640)
2,469	Arch Coal, Inc.	35.00	April 2011	(582,684)
338	Arch Coal, Inc.	36.00	April 2011	(64,896)
2,429	Atmel Corporation	7.50	February 2011	(1,462,258)
1,227	Atmel Corporation	9.00	February 2011	(565,647)
3,335	Atmel Corporation	10.00	February 2011	(1,233,950)
1,065	Atmel Corporation	11.00	February 2011	(284,888)
691	AutoZone, Inc.	230.00	March 2011	(1,699,860)
750	Ball Corporation	60.00	February 2011	(858,750)
865	Ball Corporation	65.00	February 2011	(570,900)
264	Ball Corporation	70.00	May 2011	(105,600)
838	Ball Corporation	75.00	May 2011	(150,840)
128	Baxter International, Inc.	49.00	February 2011	(7,936)
841	Baxter International, Inc.	50.00	February 2011	(26,071)
338	Baxter International, Inc.	50.00	May 2011	(50,700)
546	Baxter International, Inc.	52.50	May 2011	(37,674)
1,665	Chemed Corporation	65.00	March 2011	(133,200)
911	Computer Sciences Corporation	45.00	March 2011	(769,795)
1,254	Computer Sciences Corporation	47.50	March 2011	(771,210)
450	Computer Sciences Corporation	50.00	March 2011	(184,500)
423	Computer Sciences Corporation	52.50	March 2011	(103,635)
232	Computer Sciences Corporation	55.00	March 2011	(30,160)
3,664	Covanta Holding Corporation	17.50	March 2011	(119,080)
1,486	Covanta Holding Corporation	17.50	June 2011	(111,450)
1,178	Crown Holdings, Inc.	32.00	February 2011	(194,370)
352	Crown Holdings, Inc.	32.00	April 2011	(76,560)
1,377	Crown Holdings, Inc.	33.00	April 2011	(209,993)
407	Devon Energy Corporation	72.50	February 2011	(663,410)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

3

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.85)% — (continued)
421	Devon Energy Corporation	$75.00	April 2011	$(570,455)
452	Devon Energy Corporation	80.00	April 2011	(447,480)
537	Devon Energy Corporation	85.00	February 2011	(254,538)
597	Devon Energy Corporation	85.00	March 2011	(331,335)
298	Devon Energy Corporation	90.00	March 2011	(85,528)
1,032	Dresser-Rand Group, Inc.	35.00	March 2011	(1,119,720)
4,599	Dresser-Rand Group, Inc.	40.00	March 2011	(2,943,360)
486	Dresser-Rand Group, Inc.	45.00	March 2011	(126,360)
1,310	Eastman Chemical Company	75.00	March 2011	(2,331,800)
1,669	Eastman Chemical Company	80.00	March 2011	(2,236,460)
601	Eastman Chemical Company	90.00	June 2011	(450,750)
229	Eastman Chemical Company	95.00	March 2011	(59,540)
365	EI du Pont de Nemours & Company	46.00	April 2011	(182,500)
779	EI du Pont de Nemours & Company	47.00	April 2011	(319,390)
1,807	EI du Pont de Nemours & Company	49.00	April 2011	(471,627)
1,203	EI du Pont de Nemours & Company	50.00	April 2011	(244,209)
652	General Dynamics Corporation	70.00	February 2011	(332,520)
1,177	General Dynamics Corporation	70.00	May 2011	(800,360)
1,708	General Dynamics Corporation	75.00	May 2011	(563,640)
574	Health Net, Inc.	27.50	February 2011	(88,970)
1,639	Health Net, Inc.	27.50	April 2011	(376,970)
872	Health Net, Inc.	30.00	April 2011	(87,200)
5,368	LSI Corporation	6.00	April 2011	(214,720)
426	Nvidia Corporation	15.00	February 2011	(382,122)
2,152	Nvidia Corporation	15.00	March 2011	(1,936,800)
1,026	Nvidia Corporation	16.00	February 2011	(820,800)
538	Nvidia Corporation	16.00	March 2011	(425,020)
344	Nvidia Corporation	24.00	March 2011	(62,608)
1,376	Nvidia Corporation	25.00	March 2011	(187,136)
344	Nvidia Corporation	26.00	March 2011	(35,088)
952	Omnicare, Inc.	24.00	March 2011	(238,000)
830	Omnicare, Inc.	25.00	March 2011	(153,550)
411	Omnicare, Inc.	26.00	March 2011	(50,347)
3,770	Omnicare, Inc.	27.50	March 2011	(188,500)
394	Owens Corning, Inc.	27.50	February 2011	(234,430)
1,074	Owens Corning, Inc.	29.00	February 2011	(488,670)
742	Owens Corning, Inc.	30.00	February 2011	(270,830)
1,083	Packaging Corporation of America	25.00	April 2011	(384,465)
205	Packaging Corporation of America	30.00	April 2011	(12,300)
531	Packaging Corporation of America	30.00	July 2011	(63,720)
527	PDL BioPharma, Inc.	5.50	February 2011	(2,635)
669	Praxair, Inc.	90.00	February 2011	(218,094)
539	Praxair, Inc.	90.00	April 2011	(226,380)
158	Praxair, Inc.	95.00	April 2011	(23,700)
1,471	Precision Castparts Corporation	135.00	March 2011	(1,537,195)
297	Precision Castparts Corporation	140.00	February 2011	(130,680)
777	Precision Castparts Corporation	140.00	March 2011	(512,820)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

4

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (3.85)% — (continued)
337	Raytheon Company	$52.50	March 2011	$(16,850)
828	Rockwell Collins, Inc.	65.00	April 2011	(153,180)
811	Rockwood Holdings, Inc.	30.00	February 2011	(859,660)
1,410	Rockwood Holdings, Inc.	35.00	February 2011	(803,700)
1,066	Rockwood Holdings, Inc.	40.00	February 2011	(186,550)
4,656	Rockwood Holdings, Inc.	40.00	May 2011	(1,536,480)
300	Rockwood Holdings, Inc.	45.00	May 2011	(39,000)
423	Sara Lee Corporation	16.00	April 2011	(61,335)
576	Sherwin-Williams Company	80.00	February 2011	(264,960)
1,127	Sherwin-Williams Company	80.00	March 2011	(631,120)
217	Sherwin-Williams Company	85.00	March 2011	(45,570)
51	SPDR Gold Trust	127.00	February 2011	(18,819)
369	SPDR Gold Trust	132.00	February 2011	(39,114)
38	SPDR Gold Trust	134.00	March 2011	(5,928)
948	Teekay Corporation	32.50	April 2011	(251,220)
473	Teekay Corporation	35.00	February 2011	(26,015)
3,314	Teekay Corporation	35.00	April 2011	(420,878)
474	Teekay Corporation	35.00	July 2011	(98,355)
335	Tyco Electronics Limited	35.00	February 2011	(53,600)
5,897	Tyco Electronics Limited	35.00	April 2011	(1,385,795)
1,199	Tyco Electronics Limited	40.00	July 2011	(119,900)
597	Valeant Pharmaceuticals International	29.00	February 2011	(441,780)
1,000	Valeant Pharmaceuticals International	29.00	April 2011	(770,000)
1,936	Valeant Pharmaceuticals International	30.00	April 2011	(1,335,840)
3,884	Valeant Pharmaceuticals International	35.00	April 2011	(1,359,400)
2,665	Valeant Pharmaceuticals International	36.00	April 2011	(639,600)
2,314	Wyndham Worldwide Corporation	30.00	February 2011	(57,850)
853	Wyndham Worldwide Corporation	30.00	March 2011	(46,915)
480	Wyndham Worldwide Corporation	30.00	May 2011	(55,200)
386	Wyndham Worldwide Corporation	35.00	May 2011	(8,685)
Total Covered Call Options Written (Premiums Received: $30,500,592)				(48,555,743)
Total Investments — 100.21% (Cost: $1,012,320,900)				1,263,860,441
Liabilities in Excess of Other Assets — (0.21)%				(2,708,639)
Net Assets — 100.00%				$1,261,151,802

(a)          Non-income producing security.

(b)         At January 31, 2011, all or a portion of this security was segregated to cover collateral requirement for options.

(c)          The security is convertible until December 15, 2025.

At January 31, 2011, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$299,898,197
Gross unrealized depreciation	(48,358,656)
Net unrealized appreciation	$251,539,541

Abbreviations Used in this Schedule Include:

PLC                          —  Public Limited Company

SPDR                 —  Standard & Poor’s Depository Receipts

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

5

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	4.89%
Consumer Staples	0.94
Energy	12.12
Health Care	20.76
Industrials	10.48
Information Technology	11.55
Materials	25.05
Telecommunication Services	0.56
Total U.S. Common Stocks	86.35
International Common Stocks
Energy	2.54
Industrials	0.97
Information Technology	3.29
Total International Common Stocks	6.80
Investment Company	3.82
U.S. Convertible Bond
Health Care	0.34
Total U.S. Convertible Bond	0.34
Repurchase Agreement	6.66
Call Options Purchased	0.09
Covered Call Options	(3.85)
Total Investments	100.21%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2011

6

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was, until April 23, 2004, a Maryland corporation operating under the name First Eagle Funds, Inc. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, primarily in equity and debt securities issued by U.S. corporations. The First Eagle Gold Fund is a non-diversified fund whose investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is a non-diversified fund that seeks capital appreciation by investing primarily in U.S. stocks and, to a lesser extent, in debt and international equity securities.

Effective December 7, 2009, Arnhold and S. Bleichroeder Advisers, LLC, has changed its corporate name to First Eagle Investment Management, LLC (the “Adviser”).

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of January 31, 2011, the Subsidiary has $34,915,195 in net assets, representing 1.14% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

1

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in U.S. securities markets (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective October 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

2

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2011:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
U.S. Common Stocks	$8,297,788,580	$4,217,025	$—	$8,302,005,605
International Common Stocks	11,670,730,531	12,192,641	5,587,321	11,688,510,493
U.S. Preferred Stock	—	16,431,750	—	16,431,750
International Preferred Stocks	319,445,984	37,817,876	—	357,263,860
Warrant	68,856,812	—	—	68,856,812
Commodity *	1,538,629,942	—	—	1,538,629,942
U.S. Bonds	—	281,028,068	—	281,028,068
International Corporate Notes and Bonds	—	75,557,148	28,717,517	104,274,665
International Government Bonds	—	618,203,835	—	618,203,835
International Commercial Paper	—	2,129,454,057	—	2,129,454,057
U.S. Commercial Paper	—	1,806,643,217	—	1,806,643,217
Foreign Currency Contracts **	6,904,098	—	—	6,904,098
Total	$21,902,355,947	$4,981,545,617	$34,304,838	$26,918,206,402

Liabilities:
Foreign Currency Contracts **	$47,185,668	$—	$—	$47,185,668
Total	$47,185,668	$—	$—	$47,185,668

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts amounts represent unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2011, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

Fair Value Level 3 activity for the three-month period ended January 31, 2011 was as follows:

	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL
	COMMON	PREFERRED	CORPORATE		TOTAL
	STOCKS	STOCKS	BONDS		VALUE
Beginning Balance - market value	$5,478,123	$26,991,080	$29,212,067		$61,681,270
Purchases (Sales)	—	—	—	#	—
Transfer In - Level 3^	—	—	—		—
Transfer Out - Level 3^	—	(26,991,080)	—		(26,991,080)
Accrued Amortization	—	—	—		—
Realized Gains (Losses)	—	—	(16,339,337)		(16,339,337)
Change in Unrealized Appreciation (Depreciation)	109,198	—	15,844,787		15,953,985
Ending Balance - market value	$5,587,321	$—	$28,717,517		$34,304,838

Change in unrealized gains or (losses) relating to assets still held at reporting date	$109,198	—	$(494,550)		$(385,352)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Preferred Stocks valued at $26,991,080 were transferred from Level 3 to Level 2 during the quarter ended January 31, 2011. At October 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at January 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

# Security was matured as such there was no sale amount associated with the realized gains (losses) balance.

3

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
International Common Stocks	$6,657,905,380	$3,965,043	$38,616,036	$6,700,486,459
U.S. Common Stock	38,972,103	—	—	38,972,103
Investment Company	—	7,841,701	—	7,841,701
International Preferred Stocks	196,484,686	11,313,885	—	207,798,571
Commodity *	640,577,041	—	—	640,577,041
International Corporate Bonds	—	60,577,021	19,145,011	79,722,032
International Government Bonds	—	322,700,480	—	322,700,480
International Commercial Paper	—	1,438,108,112	—	1,438,108,112
U.S. Commercial Paper	—	505,323,936	—	505,323,936
Foreign Currency Contracts **	2,349,575	—	—	2,349,575
Total	$7,536,288,785	$2,349,830,178	$57,761,047	$9,943,880,010

Liabilities:
Foreign Currency Contracts **	$24,229,408	$—	$—	$24,229,408
Total	$24,229,408	$—	$—	$24,229,408

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts amounts represent unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2011, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

Fair Value Level 3 activity for the three-month period ended January 31, 2011 was as follows:

	INTERNATIONAL	INTERNATIONAL	INTERNATIONAL
	COMMON	PREFFERED	CORPORATE		TOTAL
	STOCKS	STOCKS	BONDS		VALUE
Beginning Balance - market value	$39,030,672	$8,074,858	$19,474,711		$66,580,241
Purchases (Sales)	—	—	—	#	—
Transfer In - Level 3^	—	—	—		—
Transfer Out - Level 3^	—	(8,074,858)	—		(8,074,858)
Accrued Amortization	—	—	—		—
Realized Gains (Losses)	—	—	(27,682,258)		(27,682,258)
Change in Unrealized Appreciation (Depreciation)	(414,636)	—	27,352,558		26,937,922
Ending Balance - market value	$38,616,036	$—	$19,145,011		$57,761,047

Change in unrealized gains or (losses) relating to assets still held at reporting date	$(414,636)	—	$(329,700)		$(744,336)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Preferred Stocks valued at $8,074,858 were transferred from Level 3 to Level 2 during the quarter ended January 31, 2011. At October 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at January 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund.

4

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

# Security was matured as such there was no sale amount associated with the realized gains (losses) balance.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
U.S. Common Stocks	$940,072,026	$3,050	$—	$940,075,076
International Common Stocks	71,601,334	—	—	71,601,334
U.S. Preferred Stocks	—	4,321,305	4,695,837	9,017,142
Investment Company	10,045,598	—	—	10,045,598
Warrant	7,688,053	—	—	7,688,053
Commodity *	69,908,449	—	—	69,908,449
International Corporate Bond	—	10,375,000	—	10,375,000
U.S. Bonds	—	83,018,006	—	83,018,006
U.S. Treasury Bills	—	89,967,572	—	89,967,572
International Commercial Paper	—	22,617,817	—	22,617,817
U.S. Commercial Paper	—	170,455,970	—	170,455,970
Total	$1,099,315,460	$380,758,720	$4,695,837	$1,484,770,017

Liabilities:
Covered Call Options Written	$—	$174,688	$—	$174,688
Total	$—	$174,688	$—	$174,688

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2011, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

Fair Value Level 3 activity for the three-month period ended January 31, 2011 was as follows:

U.S. PREFERED
STOCKS

Beginning Balance - market value	$3,901,937
Purchases (Sales)	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	793,900
Ending Balance - market value	$4,695,837

Change in unrealized gains or (losses) relating to assets still held at reporting date	$793,900

5

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
International Common Stocks	$2,293,446,950	$—	$—	$2,293,446,950
U.S. Common Stocks	190,567,072	—	—	190,567,072
Investment Company	—	381,223	—	381,223
International Preferred Stocks	6,186,000	—	—	6,186,000
Warrants	864,523	—	—	864,523
Commodity *	451,222,661	—	—	451,222,661
International Convertible Bonds	—	2,904,539	30,000,000	32,904,539
U.S. Commercial Paper	—	67,879,545	—	67,879,545
Total	$2,942,287,206	$71,165,307	$30,000,000	$3,043,452,513

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2011, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

Fair Value Level 3 activity for the three-month period ended January 31, 2011 was as follows:

INTERNATIONAL
COVERTIBLE
BONDS

Beginning Balance - market value	$—
Purchases (Sales)	30,000,000
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance - market value	30,000,000

Change in unrealized gains or (losses) relating to assets still held at reporting date	—

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets: †
U.S. Common Stocks	$1,088,997,839	$—	$—	$1,088,997,839
International Common Stocks	85,730,950	—	—	85,730,950
Investment Company	48,246,705	—	—	48,246,705
U.S. Convertible Bond	—	4,273,648	—	4,273,648
Repurchase Agreement	—	83,957,660	—	83,957,660
Call Options Purchased	—	1,209,382	—	1,209,382
Total	$1,222,975,494	$89,440,690	$—	$1,312,416,184

Liabilities:
Covered Call Options Written	$—	$48,555,743	$—	$48,555,743
Total	$—	$48,555,743	$—	$48,555,743

6

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

†	See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2011, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global and Overseas Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge. These contracts are valued at the current cost of covering or offsetting such contracts.

Funds’ investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At January 31, 2011, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	APPRECIATION

Foreign Currency	$6,904,098	$47,185,668	$(80,862,418)	$144,235,825

First Eagle Overseas Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	APPRECIATION

Foreign Currency	$2,349,575	$24,229,408	$(45,893,227)	$79,969,047

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although it generally does not employ options for this purpose.

7

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds will earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the three-month ended January 31, 2011, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle U.S. Value Fund

	NUMBER	PREMIUMS
WRITTEN OPTIONS	OF CONTRACTS	RECEIVED
Options outstanding at October 31, 2010	—	$—
Option written	4,750	247,910
Options assigned	—	—
Options expired/closed	—	—
Options outstanding January 31, 2011	4,750	$247,910

As of January 31, 2011, portfolio securities valued at $8,810,329 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

	NUMBER	PREMIUMS
WRITTEN OPTIONS	OF CONTRACTS	RECEIVED
Options outstanding at October 31, 2010	99,493	$19,064,884
Option written	161,232	40,223,985
Options assigned	(30,983)	(5,344,771)
Options expired/closed	(100,639)	(23,443,506)
Options outstanding January 31, 2011	129,103	$30,500,592

	NUMBER
PURCHASED OPTIONS	OF CONTRACTS	COST
Options outstanding at October 31, 2010	—	$—
Option purchased	5,668	1,806,590
Options closed	—	—
Options outstanding January 31, 2011	5,668	$1,806,590

8

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

As of January 31, 2011, portfolio securities valued at $554,522,714 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2011, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle U.S. Value Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	LOSS	APPRECIATION

Covered call option written	$174,688	$—	$73,222

First Eagle Fund of America

			GAIN OR (LOSS) ON
			DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	DEPRECIATION

Covered call option written	$—	$48,555,743	$(16,521,688)	$(6,706,183)
Covered call option purchased	1,209,382	—	—	(597,208)

9

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ John P. Arnhold
John P. Arnhold, President

Date: March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 23, 2011

\s\ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 23, 2011